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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08555

Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 9 of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund, for the quarter ended October 31, 2004. These 9 series have a January 31 fiscal year end.
Date of reporting period:	October 31, 2004

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
Community Development District 9.3%
California CDA RRB, Univ. Retirement Proj., (LOC: Bank of America), 1.73%, VRDN	$1,000,000	$1,000,000
California Pollution Ctl. Solid Wst. RB, Cedar Avenue Recycling Proj. A, 1.85%, VRDN	3,000,000	3,000,000
California Statewide Cmnty. RB, Biola Univ., Ser. A, 1.85%, VRDN	8,100,000	8,100,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
(SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.81%, VRDN	10,000,000	10,000,000

		22,100,000

Education 3.6%
California Edl. Facs. Auth. RRB, Ser. B, 1.85%, VRDN	1,000,000	1,000,000
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, (LOC: Union Bank of California),
1.92%, VRDN	4,555,000	4,555,000
San Diego Cnty., CA COP, Friends of Chabad Proj., (LOC: Comerica Bank), 1.85%, VRDN	2,900,000	2,900,000

		8,455,000

General Obligation -- Local 5.8%
Foothill De Anza, CA Cmnty. GO, 1.79%, VRDN	8,655,000	8,655,000
Oakland, CA GO, Ser. 756, 1.78%, VRDN	5,000,000	5,000,000

		13,655,000

General Obligation -- State 10.2%
California GO:
Class A, 1.79%, VRDN	9,900,000	9,900,000
PFOTER, PA-1164, (SPA: Merrill Lynch & Co.), 1.96%, VRDN	4,100,000	4,100,000
PFOTER, (Liq.: Societe Generale & Insd. by MBIA), 1.77%, VRDN	5,300,000	5,300,000
Ser. 3, (SPA: JPMorgan Chase & Co. & Insd. by MBIA), 1.76%, VRDN	2,300,000	2,300,000
Ser. 519, (Liq.: JPMorgan Chase & Co.), 1.79%, VRDN	2,500,000	2,500,000

		24,100,000

Housing 41.5%
Bank of NY MTC RB, 1.87%, VRDN	7,505,000	7,505,000
California HFA RB:
Ser. F, (SPA: Dexia Credit Local), 1.81%, VRDN	5,160,000	5,160,000
Ser. H, (SPA: Dexia Credit Local), 1.80%, VRDN	14,935,000	14,935,000
Ser. U, 1.76%, VRDN	2,900,000	2,900,000
California Statewide Cmnty. Dev. RRB, Crystal View Apts Proj., Ser. A, 1.79%, VRDN	5,000,000	5,000,000
California Statewide Cmnty. RB, Ser. L, 1.80%, VRDN	10,000,000	10,000,000
Class B Revenue Bond Cert. Trust, SCSP Corp., Ser. 2002-1, (Insd. by American International
Group, Inc.), 2.11%, VRDN	7,000,000	7,000,000
FHLMC Affordable Hsg. RB, Ser. M001, Class A, 1.91%, VRDN	2,984,195	2,984,195
Los Angeles, CA MHRRB, Ser. D, 1.82%, VRDN	9,767,000	9,767,000
Pasadena, CA CDA RRB, 1.78%, VRDN	9,000,000	9,000,000
PFOTER:
Class A, 1.91%, VRDN	1,000,000	1,000,000
Class B, 1.91%, VRDN	3,000,000	3,000,000
Riverside San Bernadino, CA HFA RB, Ser. A, 1.77%, VRDN	3,100,000	3,100,000
San Jose, CA MHRB, PFOTER, (SPA: Merrill Lynch & Co.), 1.88%, VRDN	13,985,000	13,985,000
San Mateo Cnty., CA Hsg. Auth. RB, Pacific Oaks Apts. Proj., Ser. A, 1.84%, VRDN	2,600,000	2,600,000
Simi Valley, CA MHRB, PFOTER, (LOC: Danske Bank), 1.78%, VRDN	350,000	350,000

		98,286,195

Industrial Development Revenue 0.2%
California Pollution Ctl. Solid Wst. RB, So. Lake Refuse Co. Proj. A, 1.90%, VRDN	500,000	500,000

[1]

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing 16.6%
Big Bear Lake, CA Indl. RB, Southwest Gas Corp. Proj., Ser. A, 1.81%, VRDN	$7,900,000	$7,900,000
California CDA RB, Tri-H Investors Proj., (LOC: Union Bank of California), 2.08%, VRDN	850,000	850,000
California EDA RB, Killion Inds. Proj., (LOC: Union Bank of California), 2.50%, VRDN	2,760,000	2,760,000
California Infrastructure & EDRB:
G&G Specialty Foods Proj., 1.84%, VRDN	1,950,000	1,950,000
Haig Precision Manufacturing Corp. Proj., (SPA: Bank of the West), 2.00%, VRDN	2,385,000	2,385,000
Surtec, Inc. Proj., Ser. A, 1.84%, VRDN	2,200,000	2,200,000
Chula Vista, CA IDA RB, Sutherland and Palumbo Proj., (LOC: Union Bank of California),
2.77%, VRDN	2,085,000	2,085,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., (LOC: Regions Bank), 2.16%, VRDN	1,800,000	1,800,000
Frankfort, IN EDRRB, Gen. Seating of America Proj., (LOC: Mizuho Bank, Ltd.), 4.65%, VRDN	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc. Proj., Ser. 1995, (LOC: JPMorgan Chase & Co.),
1.95%, VRDN	1,900,000	1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., (LOC: U.S. Bank), 1.94%, VRDN	1,535,000	1,535,000
McIntosh, AL IDA RRB, Ser. D, 1.74%, VRDN	1,000,000	1,000,000
McIntosh, AL IDRRB, Ser. E, 1.77%, VRDN	700,000	700,000
Puerto Rico Med. & Env. PCRB, Becton Dickinson & Co., 1.35%, VRDN	4,205,000	4,205,000
Riverside Cnty., CA IDRB, CompuTrus, Inc. Proj., 1.83%, VRDN	2,500,000	2,500,000
Riverside, CA IDRB, Trademark Plastics, Inc. Proj., 1.83%, VRDN	4,275,000	4,275,000

		39,320,000

Resource Recovery 0.4%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Wst. Mgmt., Inc.,
(LOC: Bank of America), 2.90%, 08/1/2024	1,000,000	1,000,000

Tobacco Revenue 0.7%
Tobacco Securitization Auth., CA RB, PFOTER, (LOC: Westdeutsche Landesbank & SPA:
Merrill Lynch), 1.87%, VRDN	1,625,000	1,625,000

Transportation 0.4%
New York Thruway Auth. Gen. RB, Ser. 119, 1.77%, VRDN	900,000	900,000

Utility 10.8%
California Pollution Ctl. Fin. Auth. RB:
1.78%, VRDN	7,800,000	7,800,000
Atlantic Richfield Co. Proj. A, 1.76%, VRDN	2,750,000	2,750,000
California Pollution Ctl. Fin. Auth. RRB, Pacific Gas & Elec. Proj. Ser. 96-C, (SPA: Bank of America),
1.73%, VRDN	750,000	750,000
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 1.91%, VRDN	800,000	800,000
Mobile, AL IDRB, Alabama Pwr. Co. Barry Plant Proj., Ser. B, 1.81%, VRDN	2,800,000	2,800,000
Northern California Pwr. Agcy. RB, Ser. 35A, 1.83%, VRDN	10,000,000	10,000,000
Sheboygan, WI PCRB, Wisconsin Pwr. & Light Proj., 1.95%, VRDN	600,000	600,000

		25,500,000

Water & Sewer 0.4%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 3.40%, VRDN	1,000,000	1,000,000

Total Investments (cost $236,441,195) 99.9%		236,441,195
Other Assets and Liabilities 0.1%		226,096

Net Assets 100.0%		$236,667,291

[2]

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Security Purchase Agreement
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

At October 31, 2004, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Annual Rate of Fixed Payments Made by the Fund	Payment Frequency
6/1/2005	Bank of America	Waste Management, Inc.	$500,000	0.46%	Quarterly

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of October 31, 2004:.

California	86.1%
Delaware	4.2%
New York	3.6%
Alabama	1.9%
Puerto Rico	1.8%
Georgia	0.8%
Wisconsin	0.6%
Indiana	0.5%
New Hampshire	0.4%
Non-state specific	0.1%

100.00%

[3]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 3.3%
Utility 3.3%
Jacksonville Elec. Auth., 1.73%, 11/29/2004 (cost $10,000,000)	$10,000,000	$10,000,000

MUNICIPAL OBLIGATIONS 96.5%
Airport 9.2%
Miami-Dade Cnty., FL IDA RB, Flightsafety Proj.:
Ser. A, 2.04%, VRDN	8,910,000	8,910,000
Ser. B, (Gtd. by Boeing Co.), 2.04%, VRDN	19,030,000	19,030,000

		27,940,000

Capital Improvements 3.8%
Capital Trust PFOTER, Seminole Convention, 2.16%, VRDN	11,700,000	11,700,000

Continuing Care Retirement Community 1.3%
Palm Beach Cnty., FL IDRB, Gulfstream Goodwill Hlth., (LOC: SouthTrust Bank), 1.91%, VRDN	2,790,000	2,790,000
St. Petersburg, FL Hlth. Fac. Auth. RB, Florida Blood Svcs., Inc. Proj., 1.86%, VRDN	1,100,000	1,100,000

		3,890,000

Education 19.5%
Cook Cnty., IL Cmnty. Cons. Sch. Dist., 3.75%, 4/15/2005	1,250,000	1,259,246
Florida Board of Ed. Lottery COP, Eagle Trust Cert., (Liq.: Citibank & Insd. by AMBAC),
1.81%, VRDN	2,600,000	2,600,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, (Liq.: Bank of America & Insd. by MBIA),
1.91%, VRDN	4,590,000	4,590,000
Illinois Fin. Auth. Sch. RB, Ser. A, 1.80%, 12/1/2004	2,000,000	2,000,894
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Florida Mem. College Proj., 1.77%, VRDN	7,860,000	7,860,000
Miami-Dade Cnty., FL Sch. Board RB, Ser. 534, 1.80%, VRDN	3,100,000	3,100,000
Orange Cnty., FL Sch. Board COP:
Ser. 328, 1.82%, VRDN	350,000	350,000
Ser. 2003-2, 1.79%, VRDN	300,000	300,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College, 1.82%, VRDN	8,900,000	8,900,000
Palm Beach Cnty., FL Sch. Board COP, 1.81%, VRDN	2,710,000	2,710,000
Pasco Cnty., FL Edl. Facs. Auth. RB, Saint Leo Univ. Proj., 1.86%, VRDN	4,495,000	4,495,000
St. Lucie Cnty., FL Sch. Board COP, 1.79%, VRDN	10,290,000	10,290,000
University of So. Florida Foundation RB, Ser. A, 1.75%, VRDN	400,000	400,000
University of So. Florida RB, Univ. Tech. Ctr., 1.82%, VRDN	10,500,000	10,500,000

		59,355,140

General Obligation - State 1.0%
California Economic Recovery GO ROC, 1.70%, 5/12/2005	3,000,000	3,000,000

Hospital 15.6%
Bay Cnty., FL RB, Methodist Home for Aging, (Insd. by FHLB), 1.96%, VRDN	7,885,000	7,885,000
Hamilton Cnty., OH Hosp. Facs. RB, 1.86%, VRDN	5,000,000	5,000,000
Huntsville, AL Hlth. Care RB, Ser. B, 4.65%, 6/1/2005	1,000,000	1,015,915
Miami, FL Hlth. Facs. Auth. PFOTER, 1.86%, VRDN	9,200,000	9,200,000
Orange Cnty., FL Hlth. Facs. Auth. PFOTER, Ser. 171, 1.86%, VRDN	300,000	300,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 1.76%, VRDN	860,000	860,000
Palm Beach Cnty., FL Criminal Justice FRN, Ser. 191, 0.99%, VRDN	7,495,000	7,495,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 1.78%, VRDN	5,840,000	5,840,000
Pinellas Cnty., FL Hlth. Facs. Auth. RB, 3.00%, 11/15/2004	1,715,000	1,716,193
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-321, (Liq.: Morgan Stanley Dean Witter, Inc.),
1.86%, VRDN	1,329,500	1,329,500
Santa Rosa Cnty., FL Hlth. Facs. RB, Baptist Hosp., 1.77%, VRDN	7,070,000	7,070,000

		47,711,608

Housing 19.5%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 1.82%, VRDN	3,975,000	3,975,000
Brevard Cnty., FL HFA RB, Shore View Apts. Proj., (LOC: Harris Trust & Savings Bank),
1.80%, VRDN	2,200,000	2,200,000
Broward Cnty., FL HFA MHRB, 1.96%, VRDN	4,270,000	4,270,000
[1]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Broward Cnty., FL HFA RB, Eagle Trust Cert., Ser. 2000-C, (Liq.: Citibank & Insd. by GNMA),
1.97%, VRDN	$100,000	$100,000
California HFA RB, Ser. U, 1.76%, VRDN	7,200,000	7,200,000
Class B Revenue Bond Cert. Trust:
1.40%, VRDN	6,530,000	6,530,000
2.00%, VRDN	8,095,000	8,095,000
Clipper, FL Tax Exempt COP:
Ser. 1999-2, (Liq.: State Street Corp. & Insd. by GNMA), 1.96%, VRDN	258,013	258,013
Ser. 2000-3, (Liq.: State Street Corp. & Insd. by MBIA), 1.88%, VRDN	1,685,000	1,685,000
Class A, Ser. 2000-1, 1.88%, VRDN	11,951,000	11,951,000
Florida HFA RB, 1.84%, VRDN	1,420,000	1,420,000
Osceola Cnty., FL HFA RB, 1.78%, VRDN	1,025,000	1,025,000
Palm Beach Cnty., FL HFA RB, 1.86%, VRDN	3,690,000	3,690,000
St. Lucie Cnty., FL IDRB, 2.01%, VRDN	1,375,000	1,375,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 1.83%, VRDN	5,700,000	5,700,000

		59,474,013

Industrial Development Revenue 10.7%
Alachua Cnty., FL IDRB, Florida Inds., Inc. Proj., 1.82%, VRDN	1,000,000	1,000,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., (LOC: Bank of Tokyo - Mitsubishi, Ltd.), 1.87%, VRDN	550,000	550,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj., (LOC: AmSouth Bank),
1.98%, VRDN	3,500,000	3,500,000
Florida Dev. Fin. Corp. IDA RB:
Ser. A-1, 1.94%, VRDN	1,250,000	1,250,000
Ser. A-2, 1.87%, VRDN	700,000	700,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Triple Crown, 1.94%, VRDN	1,200,000	1,200,000
Fort Walton Proj., 1.89%, VRDN	835,000	835,000
Novelty Crystal Proj., (LOC: SunTrust Bank), 1.90%, VRDN	1,100,000	1,100,000
Plastics Components Proj., (LOC: SunTrust Bank), 1.90%, VRDN	900,000	900,000
Suncoast Bakeries Proj., Ser. A-1, (LOC: SunTrust Bank), 1.90%, VRDN	590,000	590,000
Hillsborough Cnty., FL IDRB, Berry Packaging, Inc., 1.87%, VRDN	1,655,000	1,655,000
Jacksonville, FL Economic Dev. Commission IDRB, Crown Products Co. Proj., Ser. 1998,
(LOC: SunTrust Bank), 1.89%, VRDN	900,000	900,000
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 1.87%, VRDN	2,950,000	2,950,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., (LOC: Bank of America), 1.85%, VRDN	800,000	800,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 1.84%, VRDN	2,900,000	2,900,000
Miami-Dade Cnty., FL IDRB, Futurama Proj., 1.96%, VRDN	1,245,000	1,245,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., (LOC: Bank of America), 1.87%, VRDN	2,000,000	2,000,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., (LOC: SunTrust Bank), 2.01%, VRDN	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., (LOC: Bank One Corp.), 1.92%, VRDN	1,765,000	1,765,000
Riviera Beach, FL IDRB, Rain Manufacturing Proj., (LOC: Bank of America), 1.87%, VRDN	2,320,000	2,320,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., (LOC: Associated Bank), 2.05%, VRDN	1,700,000	1,700,000
St. John's Cnty., FL IDRB, Bronz-Glow Technologies Proj., (LOC: SouthTrust Bank), 2.06%, VRDN	1,375,000	1,375,000
Whiting, IN Env. Facs. RB, 1.79%, VRDN	300,000	300,000

		32,535,000

Lease 0.3%
Koch Floating Rate Trust COP, Ser. 2000-1, (Liq.: State Street Corp. & Insd. by AMBAC),
2.01%, VRDN	1,034,295	1,034,295

Miscellaneous Revenue 0.8%
New York City, NY TFA RB, 1.70%, VRDN	2,315,000	2,315,000

Public Facilities 0.3%
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 1.94%, VRDN	1,000,000	1,000,000

[2]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Resource Recovery 0.3%
Broward Cnty., FL Resource Recovery RB, 5.00%, 12/1/2004	$1,000,000	$1,003,008

Special Tax 5.9%
ABN AMRO Munitops Cert. Trust R.B., Ser. 2002-24, 1.80%, VRDN	18,000,000	18,000,000

Transportation 0.8%
Florida Dept. of Trans. RB, 1.81%, VRDN	1,490,000	1,490,000
Port Arthur, TX Navigation Dist. RB, 1.75%, VRDN	860,000	860,000

		2,350,000

Utility 3.2%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 1.91%, VRDN	2,700,000	2,700,000
Lower Neches Valley Auth. TX RB, 1.71%, VRDN	3,800,000	3,800,000
Sarasota Cnty., FL Util. Sys. RB, 1.79%, VRDN	505,000	505,000
St. Lucie Cnty., FL PCRRB, Florida Pwr. & Light Co. Proj., 1.75%, VRDN	2,900,000	2,900,000

		9,905,000

Water & Sewer 4.3%
Dade Cnty., FL. Wtr. & Swr. Sys. FRN, (Insd. by FGIC), 1.74%, VRDN	3,495,000	3,495,000
Florida Governmental Util. Auth. PFOTER, 1.82%, VRDN	5,348,500	5,348,500
New York City Muni. Wtr. Fin. Auth. RB, Ser. C, 1.70%, VRDN	2,280,000	2,280,000
Valdez, AK Marine Terminal RB, 1.80%, VRDN	2,000,000	2,000,000

		13,123,500

Total Municipal Obligations (cost $294,336,564)		294,336,564

Total Investments (cost $304,336,564) 99.8%		304,336,564
Other Assets and Liabilities 0.2%		498,839

Net Assets 100.0%		$304,835,403

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificates
TFA	Transitional Finance Authority
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2004.

[3]

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of October 31, 2004:

Florida	87.8%
California	3.4%
Ohio	1.6%
Texas	1.5%
New York	1.5%
Wisconsin	1.4%
Illinois	1.1%
Alaska	0.7%
Delaware	0.3%
Alabama	0.3%
Arizona	0.3%
Indiana	0.1%

100.0%

[4]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 5.4%
Credit Suisse First Boston, 2.57%, 11/10/2005	$150,000,000	$150,000,000
Deutsche Bank AG:
1.53%, 5/6/2005	85,000,000	85,000,000
2.45%, 10/7/2005	110,000,000	110,000,000
First Tennessee Bank:
1.80%, 11/15/2004	50,000,000	50,000,000
1.82%, 11/22/2004	50,000,000	50,000,000
1.89%, 12/7/2004	50,000,000	50,000,000
National Bank of Commerce, FRN, 1.92%, 11/29/2004	50,000,000	49,996,726

Total Certificates of Deposit (cost $544,996,726)		544,996,726

COMMERCIAL PAPER 51.1%
Asset-Backed 48.5%
Alpine Securitization Corp., 1.87%, 11/16/2004	32,500,000	32,474,677
Amstel Funding Corp.:
1.70%, 11/26/2004	50,000,000	49,940,972
1.86%, 12/7/2004	50,000,000	49,907,000
ASAP Funding:
1.87%, 11/16/2004	33,015,000	32,989,276
1.95%, 12/13/2004	50,000,000	49,886,250
Aspen Funding Corp., 1.79%, 12/1/2004	100,000,000	100,000,000
Barton Capital Corp.:
1.79%, 11/5/2004	55,098,000	55,087,041
1.84%, 11/17/2004	64,337,000	64,284,387
Bavaria Funding Corp.:
1.80%, 11/1/2004	50,000,000	50,000,000
1.83%, 11/15/2004	36,000,000	35,974,380
1.84%, 11/16/2004	42,250,000	42,217,608
1.89%, 11/19/2004	50,000,000	49,952,750
Blue Spice LLC, 1.84%, 11/16/2004	50,000,000	49,961,667
Cancara Asset Security, Ltd., 1.94%, 11/29/2004	37,935,000	37,877,761
Compass Security:
1.78%, 11/3/2004	76,250,000	76,242,460
1.80%, 11/3/2004	55,000,000	54,994,500
1.88%, 11/22/2004	50,000,000	49,945,166
Concord Minutemen Capital Co. LLC:
1.83%, 11/5/2004	82,000,000	82,000,000
1.83%, 11/8/2004	100,000,000	100,000,000
1.87%, 11/16/2004	49,500,000	49,500,000
Descartes Funding Trust, 1.76%, 11/15/2004	100,000,000	100,000,000
Eiffel Funding LLC:
1.67%, 11/2/2004	50,000,000	49,997,680
1.72%, 11/9/2004	60,000,000	59,977,067
1.82%, 11/19/2004	50,000,000	49,954,500
1.93%, 12/2/2004	50,000,000	49,916,903
Galaxy Funding, Inc., 1.80%, 11/19/2004	56,500,000	56,449,150
Gemini Securitization Corp., 1.83%, 11/17/2004	50,000,000	49,959,333
Giro Balanced Funding:
1.81%, 11/12/2004	50,160,000	50,132,259
1.90%, 11/19/2004	75,000,000	74,928,750
Giro Multi Funding Corp., 1.86%, 11/22/2004	50,000,000	49,945,750
High Peak Funding Corp., 1.75%, 11/17/2004	40,000,000	39,968,889
Lake Constance Fund, 1.79%, 12/7/2004	50,000,000	49,910,500
Lexington Parker Capital Corp., 1.81%, 11/15/2004	82,706,000	82,647,784
[1]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Lockhart Funding LLC:
1.84%, 11/15/2004	$56,137,000	$56,096,831
1.85%, 11/19/2004	50,000,000	49,953,750
1.86%, 11/12/2004	40,000,000	39,977,266
1.87%, 11/29/2004	50,000,000	49,927,278
Mane Funding Corp., 1.84%, 11/18/2004	99,035,000	98,948,950
Moat Funding LLC:
1.78%, 11/5/2004	50,000,000	49,990,111
1.78%, 11/8/2004	50,000,000	49,982,695
Mortgage Interest Network:
1.82%, 11/9/2004	150,000,000	149,939,334
1.90%, 11/1/2004	20,000,000	20,000,000
1.93%, 11/16/2004	100,000,000	99,919,583
Neptune Funding Corp.:
1.81%, 11/8/2004	40,457,000	40,442,761
1.91%, 11/22/2004	30,000,000	29,966,575
1.98%, 12/1/2004	75,000,000	74,876,250
Newport Funding Corp., 1.79%, 11/2/2004	66,500,000	66,496,694
Old Line Funding Corp., 1.87%, 12/2/2004	47,537,000	47,460,452
Paradigm Funding LLC:
1.79%, 11/4/2004	49,000,000	48,992,691
1.85%, 11/18/2004	100,000,000	99,912,638
1.90%, 11/29/2004	50,000,000	49,926,111
1.95%, 11/29/2004	50,000,000	49,924,167
Perry Global Funding, 1.82%, 11/23/2004	50,000,000	49,944,389
Rhineland Funding Capital Corp.:
1.85%, 11/30/2004	42,020,000	41,957,378
1.90%, 12/15/2004	33,019,000	32,942,323
1.95%, 11/26/2004	20,000,000	19,972,917
1.95%, 11/29/2004	14,113,000	14,091,595
Scaldis Capital LLC:
1.79%, 11/9/2004	42,937,000	42,919,920
1.82%, 11/15/2004	50,000,000	49,964,611
1.83%, 11/15/2004	35,000,000	34,975,092
1.90%, 11/24/2004	50,000,000	49,939,306
1.94%, 11/29/2004	58,992,000	58,902,988
1.94%, 11/30/2004	69,038,000	68,930,109
Sheffield Receivables Corp.:
1.79%, 11/2/2004	100,000,000	99,995,028
1.90%, 11/26/2004	61,850,000	61,768,392
1.94%, 11/26/2004	33,420,000	33,374,976
Surrey Funding Corp.:
1.79%, 11/1/2004	27,500,000	27,500,000
1.79%, 11/4/2004	75,000,000	74,988,813
Thames Asset Global Securitization, Inc.:
1.83%, 11/15/2004	46,658,000	46,624,795
1.85%, 11/18/2004	75,000,000	74,934,479
Thornburg Mortgage Capital Resources LLC:
1.84%, 11/5/2004	145,000,000	144,970,356
1.88%, 11/15/2004	50,000,000	49,963,444
Three Crowns Funding, 1.83%, 11/12/2004	40,000,000	39,977,633
Three Pillars Funding Corp.:
1.78%, 11/1/2004	50,000,000	50,000,000
1.82%, 11/15/2004	70,959,000	70,908,777
[2]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Thunder Bay Funding, Inc.:
1.67%, 11/1/2004	$69,630,000	$69,630,000
1.79%, 11/1/2004	53,612,000	53,612,000
1.80%, 11/15/2004	56,407,000	56,367,515
1.82%, 11/15/2004	66,522,000	66,474,917
Ticonderoga Funding LLC:
1.79%, 11/1/2004	50,000,000	50,000,000
1.83%, 11/15/2004	69,138,000	69,088,797
1.83%, 11/16/2004	60,092,000	60,046,180
Yorktown Capital LLC:
1.79%, 11/10/2004	100,000,000	99,955,250
1.86%, 11/22/2004	50,000,000	49,945,750

		4,864,426,327

Commercial Banks 1.5%
Société Générale, 1.79%, 11/10/2004	150,000,000	149,994,351

Consumer Finance 0.3%
Ford Credit Co., 1.72%, 11/1/2004	32,500,000	32,500,000

Diversified Financial Services 0.8%
Citibank Credit Card Issuance Trust:
1.81%, 12/7/2004	25,000,000	24,954,750
2.01%, 12/27/2004	50,000,000	49,843,667

		74,798,417

Total Commercial Paper (cost $5,121,719,095)		5,121,719,095

ASSET-BACKED SECURITIES 0.5%
Blue Heron Funding, Ltd., Ser. 9A, Class A1, FRN, 1.93%, 11/25/2004 144A (cost $50,000,000)	50,000,000	50,000,000

CORPORATE BONDS 25.4%
Asset-Backed 3.7%
Liberty Lighthouse U.S. Capital Corp., FRN:
1.80%, 11/3/2004 144A	50,000,000	49,997,493
1.82%, 11/10/2004 144A	50,000,000	50,000,000
1.84%, 11/1/2004 144A	50,000,000	50,000,000
1.90%, 11/24/2004 144A	50,000,000	49,999,430
RACERS, FRN, 2.04%, 11/1/2004 144A	100,000,000	100,000,000
Strategic Money Market Trust, FRN, 1.88%, 12/15/2004 144A	73,000,000	73,000,000

		372,996,923

Capital Markets 6.6%
Bear Stearns Co., Inc., FRN, 1.86%, 11/5/2004	50,000,000	50,000,000
Merrill Lynch & Co., Inc., FRN:
2.01%, 11/11/2004	300,000,000	300,000,000
2.18%, 11/15/2004	60,000,000	60,042,993
Morgan Stanley, FRN, 1.87%, 11/15/2004	200,000,000	199,815,553
Spear Leeds & Kellogg LP, 8.25%, 8/15/2005 144A	52,000,000	54,368,503

		664,227,049

Commercial Banks 3.5%
HBOS Treasury Services plc, FRN, 1.93%, 11/22/2004 144A	150,000,000	150,000,000
Marshall & Ilsley Bank Corp., FRN, 2.01%, 11/22/2004	100,000,000	100,000,000
Wells Fargo Bank & Co., FRN, 1.80%, 11/1/2004	100,000,000	100,000,000

		350,000,000

Consumer Finance 4.7%
BMW US Capital Corp. LLC:
4.23%, 6/7/2005	50,000,000	50,595,468
FRN, 1.93%, 11/24/2004	100,000,000	100,000,000
[3]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Consumer Finance continued
General Electric Capital Corp., FRN:
1.96%, 11/9/2004	$100,000,000	$100,000,000
1.99%, 11/17/2004	220,000,000	220,000,000

		470,595,468

Diversified Financial Services 1.6%
CC USA, Inc., 1.57%, 4/26/2005 144A	50,000,000	50,000,000
Sigma Finance, Inc.:
1.58%, 5/6/2005 144A	40,000,000	40,000,000
1.64%, 1/4/2005	25,000,000	24,999,557
1.87%, 5/17/2005 144A	40,000,000	40,000,000

		154,999,557

Diversified Telecommunication Services 1.8%
BellSouth Corp., 4.12%, 11/29/2004 144A	175,000,000	177,103,682

Hotels, Restaurants & Leisure 0.6%
McDonald's Corp., 4.55%, 3/7/2005 144A	55,000,000	55,586,194

Industrial Conglomerates 0.5%
General Electric Co., 2.15%, 1/24/2005	50,000,000	50,042,913

Insurance 0.5%
Allstate Life Funding LLC, FRN, 2.08%, 12/30/2004	50,000,000	50,005,530

Thrifts & Mortgage Finance 1.9%
Countrywide Home Loans, Inc., FRN:
1.81%, 11/22/2004	30,000,000	29,996,712
1.85%, 11/26/2004	50,000,000	50,000,000
1.88%, 11/12/2004	40,000,000	40,027,264
Northern Rock plc, FRN, 2.02%, 1/13/2005 144A	75,000,000	75,000,000

		195,023,976

Total Corporate Bonds (cost $2,540,581,292)		2,540,581,292

FUNDING AGREEMENTS 5.5%
Allstate Funding Corp., 2.04%, 11/15/2004	100,000,000	100,000,000
Anchor National Life Insurance Co., 2.01%, 1/25/2005	100,000,000	100,000,000
Jackson National Life Insurance Co., 2.09%, 1/2/2005	75,000,000	75,000,000
Transamerica Occidental:
2.06%, 11/1/2004	140,000,000	140,000,000
2.16%, 1/2/2005	135,000,000	135,000,000

Total Funding Agreements (cost $550,000,000)		550,000,000

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, (LOC: Bank of America), 1.93%, VRDN	12,700,000	12,700,000

Miscellaneous Revenue 0.5%
Catholic Hlth. Initiatives RB, Ser. C, (SPA: Helaba), 1.94%, VRDN	1,000,000	1,000,000
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, Ser. B, (LOC: Bank of America), 2.01%, VRDN	41,830,000	41,830,000

		42,830,000

Total Municipal Obligations (cost $55,530,000)		55,530,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 11.4%
FHLB:
1.51%, 12/8/2004	50,000,000	49,999,001
1.53%, 5/6/2005	100,000,000	100,000,000
1.58%, 5/10/2005	75,000,000	75,000,000
1.60%, 12/30/2004	75,000,000	75,000,000
2.00%, 6/1/2005	35,730,000	35,726,887
2.51%, 11/4/2005	100,000,000	100,000,000
[4]

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS continued
FHLB continued
FRN, 1.92%, 11/11/2004	$50,000,000	$50,000,000
FHLMC:
2.50%, 11/2/2005	125,000,000	125,000,000
FRN:
1.90%, 7/28/2005	50,000,000	50,000,000
2.62%, 1/19/2005	60,000,000	60,000,000
FNMA:
1.40%, 5/3/2005	50,000,000	50,000,000
1.60%, 12/29/2004	50,000,000	50,000,000
1.63%, 1/3/2005	50,000,000	50,000,000
1.64%, 1/4/2005	50,000,000	50,000,000
1.65%, 5/16/2005	25,000,000	25,000,000
1.75%, 5/23/2005	50,000,000	50,000,000
FRN:
1.96%, 1/21/2005	50,000,000	49,968,749
2.28%, 12/15/2004	100,000,000	100,000,000

Total U.S. Government & Agency Obligations (cost $1,145,694,637)		1,145,694,637

REPURCHASE AGREEMENT * 0.0%
Société Générale, 1.75%, dated 10/29/2004, maturing 11/1/2004, maturity value is $5,063,408 (1) (cost $5,062,670	5,062,670	5,062,670

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, 1.71%, 11/1/2004 (cost $74,592)	74,591	74,592

Total Investments (cost $10,013,659,012) 99.9%		10,013,659,012
Other Assets and Liabilities 0.1%		7,601,395

Net Assets 100.0%		$10,021,260,407

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Collateralized by: (1) $5,140,000 U.S. Treasury Bill, 0.00%, 12/30/2004, value is $5,123,963; $36,000 U.S. Treasury Note, 6.625%, 5/15/2007, value including accrued interest is $40,505.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RACERS	Restructured Asset Certificates with Enhanced Returns
RB	Revenue Bond
SPA	Securities Purchase Agreement
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2004.

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[5]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 4.0%
Airport 0.8%
Indianapolis Arpt. Auth. CP, (LOC: Bank One), 1.60%, 11/23/2004	$26,000,000	$26,000,000

Transportation 0.2%
Harris Cnty., TX CP, 1.67%, VRDN	6,300,000	6,300,000

Utility 1.8%
City of Seattle, WA CP, Seattle Light and Pwr. Corp. Proj., 1.38%, 12/1/2004	6,700,000	6,700,000
Intermountain Pwr. Agcy. CP, Ser. B5, 1.62%, 11/30/2004	35,000,000	35,000,000
Jacksonville, FL Elec. Auth. CP, Ser. A, 1.73%, 11/29/2004	12,100,000	12,100,000

		53,800,000

Water & Sewer 1.2%
Massachusetts Wtr. Resources Auth. CP:
(LOC: Bay Landesbank), 1.63%, 12/1/2004	31,000,000	31,000,000
Ser. 94, (LOC: Bay Landesbank), 1.62%, 11/30/2004	4,200,000	4,200,000
Olcese, CA Wtr. Dist. COP, Rio Bravo. Wtr. Delivery Proj., Ser. A, 3.40%, 11/9/2004	1,200,000	1,200,000

		36,400,000

Total Commercial Paper (cost $122,500,000)		122,500,000

MUNICIPAL OBLIGATIONS 96.0%
Airport 4.7%
Chicago, IL O'Hare Intl. Arpt. PFOTER, 1.85%, VRDN	675,000	675,000
Chicago, IL O'Hare Intl. Arpt. RB:
Northwest Airlines, Inc., Ser. A, (LOC: JPMorgan Chase & Co.), 1.96%, VRDN	2,500,000	2,500,000
Northwest Airlines, Inc., Ser. B, (LOC: Citibank & Bank of America), 1.96%, VRDN	6,700,000	6,700,000
Clayton Cnty., GA Dev. Auth. RB, Delta Air Lines, Ser. B, 1.83%, VRDN	50,095,000	50,095,000
Denver, CO City and Cnty. Arpt. RB, Stars Cert., Ser. 104, 1.81%, VRDN	5,615,000	5,615,000
Hawaii Arpt. Sys. RB, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 1.85%, VRDN	2,215,000	2,215,000
Houston, TX Arpt. Sys. RB, Ser. 404, (Liq.: Morgan Stanley & Insd. by FGIC), 1.85%, VRDN	1,100,000	1,100,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, (LOC: Bank of America & Insd. by MBIA), 1.88%, VRDN	2,910,000	2,910,000
Kenton Cnty., KY Arpt. RB, Ser. A, 1.83%, VRDN	28,315,000	28,315,000
Metropolitan Washington, DC Arpt. MSTR, (SPA: Societe Generale), 2.01%, VRDN	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB:
Flight Safety Proj., Ser. A, 2.04%, VRDN	3,300,000	3,300,000
Flight Safety Proj., Ser. B, 2.04%, VRDN	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, (SPA: Societe Generale & Insd. by FGIC), 1.85%, VRDN	3,400,000	3,400,000
Wayne Charter Cnty., MI Arpt. RB, (Insd. by FGIC), 1.79%, VRDN	27,000,000	27,000,000

		144,730,000

Capital Improvements 2.8%
Kansas City, MO Land Clearance RB, Landmark Bank Proj., (LOC: U.S. Bank Trust), 2.00%, VRDN	885,000	885,000
Koch Floating Rate Trust PFOTER, (Liq.: Merrill Lynch & Co.), 1.96%, VRDN	4,055,000	4,055,000
Long Beach, CA Harbor RRB, Ser. A, 1.79%, VRDN	64,000,000	64,000,000
Montgomery, AL Impt. Dist. RB, Taylor Ryan, Ser. A, (LOC: Columbus B&T Co.), 1.80%, VRDN	10,465,000	10,465,000
South Western, OK Dev. Auth. Single Family Mtge. RB, Ser. A, 1.80%, VRDN	7,500,000	7,500,000

		86,905,000

Community Development District 1.1%
Colorado HFA IDRB, Worldwest LLP Proj., (LOC: Firstar Bank), 1.97%, VRDN	2,500,000	2,500,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., (LOC: U.S. Bank Trust), 1.92%, VRDN	2,790,000	2,790,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, (LOC: AmSouth	4,470,000	4,470,000
San Diego, CA Pub. Facs. Fin. Auth. PFOTER:
Class B, (SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.81%, VRDN	13,000,000	13,000,000
Ser. A, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.81%, VRDN	7,170,000	7,170,000
Skokie, IL EDRB, Skokie Fashion Square Proj., (LOC: LaSalle Bank), 2.125%, VRDN	1,850,000	1,850,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., (LOC: Key Bank), 1.84%, VRDN	2,465,000	2,465,000

		34,245,000

[1]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Education 5.3%
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, (Liq.: Bear Stearns & Co., Inc. & Insd. by MBIA), 1.83%, VRDN 144A	$10,010,000	$10,010,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley), 1.82%, VRDN	2,245,000	2,245,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, (Gtd. by Columbus B&T Co.), 1.86%, VRDN	1,970,000	1,970,000
Clark Cnty., NV MTC, Sch. Dist. Bldg., Ser. D, (LOC: Bank of New York & Insd. by MBIA), 1.84%, VRDN	5,910,000	5,910,000
Collier Cnty., FL IDA RB, Cmnty. Sch. of Naples Proj., (LOC: Bank of America), 1.77%, VRDN	3,750,000	3,750,000
Colorado Edl. and Cultural Facs. Auth. RB, Vail Mountain Sch. Proj., 1.82%, VRDN	4,000,000	4,000,000
De Soto, TX PFOTER, (Liq.: Merrill Lynch & Co. & Gtd. by PSF), 1.88%, VRDN	855,000	855,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrews Sewanee Sch. Proj., (LOC: AmSouth Bank), 1.83%, VRDN	1,930,000	1,930,000
Lancaster, PA IDA RB, Student Lodging, (LOC: Fulton Bank), 1.91%, VRDN	3,950,000	3,950,000
Louisiana Pub. Facs. Auth. RB, 1.67%, VRDN	30,200,000	30,200,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., (LOC: Columbus B&T Co.), 1.76%, VRDN	7,380,000	7,380,000
Massachusetts Hlth. and Edl. Facs. Auth. RB, Boston Univ., Ser. H, 1.73%, VRDN	1,050,000	1,050,000
Missouri Hlth. and Edl. Fac. RB, Washington Univ., Ser. A, 1.74%, VRDN	2,200,000	2,200,000
New Jersey Ed. Facs. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.78%, VRDN	880,000	880,000
Oak Ridge, TN IDRB, (SPA: Allied Irish Bank), 1.79%, VRDN	3,900,000	3,900,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, (LOC: Bank of America), 2.00%, VRDN	7,700,000	7,700,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, (Insd. by MBIA), 1.82%, VRDN	2,227,500	2,227,500
Palm Beach Cnty., FL RRB, St. Andrews Sch. of Boca, (LOC: Bank of America), 1.77%, VRDN	5,515,000	5,515,000
Pennsylvania Higher Edl. Facs. RB, (Liq.: Merrill Lynch & Co.), 1.86%, VRDN	665,000	665,000
Pennsylvania Univ. RB, Ser. A, 1.77%, VRDN	9,690,000	9,690,000
Philadelphia, PA Sch. Dist. RB, (Liq.: Morgan Stanley & Insd. by MBIA), 1.82%, VRDN	2,400,000	2,400,000
Private Colleges and Univ. Auth. RB, Mercer Univ. Proj., 1.84%, VRDN	12,075,000	12,075,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., (LOC: Key Bank), 1.84%, VRDN	6,765,000	6,765,000
Summit Cnty., OH RB, Western Academy Reserve, (LOC: Key Bank), 1.79%, VRDN	6,000,000	6,000,000
University of CA Muni. Security Trust RB, Ser. 48 A, (Insd. by AMBAC), 1.79%, VRDN	30,740,000	30,740,000
Will Cnty., IL Cmnty. Sch. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FSA), 1.88%, VRDN	240,000	240,000

		164,247,500

General Obligation - Local 3.4%
Birmingham, AL Tax Increment GO, (LOC: SouthTrust Bank & Insd. by MBIA), 1.91%, VRDN	6,500,000	6,500,000
Chicago, IL GO:
Lakefront Millenium, Ser. 322, 1.82%, VRDN	2,225,000	2,225,000
PFOTER, 1.80%, VRDN	5,000,000	5,000,000
Cook Cnty, IL GO, Ser. 559, (Liq.: JPMorgan Chase & Co.), 1.80%, VRDN	2,000,000	2,000,000
District of Columbia GO, Ser. C, (Insd. by FGIC), 1.77%, VRDN	9,735,000	9,735,000
New York, NY GO:
1.83%, VRDN	70,000,000	70,000,000
Ser A-5, 1.78%, VRDN	10,000,000	10,000,000

		105,460,000

General Obligation - State 2.1%
ABN AMRO Munitops Cert. Trust GO, (SPA: ABN AMRO Bank & Insd. by MBIA), 1.82%, VRDN 144A	9,495,000	9,495,000
California Economic Recovery GO, Ser. C-17, 1.75%, VRDN	9,000,000	9,000,000
California Economic Recovery GO, ROC, 1.70%, VRDN	6,370,000	6,370,000
California GO, (Liq.: Societe Generale), 1.77%, VRDN 144A	2,125,000	2,125,000
Clipper Tax Exempt Trust COP, (LOC: State Street Corp. & Insd. by GNMA), 1.88%, VRDN	23,550,000	23,550,000
Florida Dept. of Trans. GO, ROC, (Liq.: Citigroup), 1.81%, VRDN	3,975,000	3,975,000
Texas GO, 1.25%, VRDN	8,005,000	8,005,000
Washington GO, Motor Vehicle Tax, (LOC: Bank of New York & Insd. by FSA), 1.84%, VRDN	2,760,000	2,760,000

		65,280,000

[2]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital 14.1%
Amarillo, TX Hlth. Facs. Corp., Panhandle Pooled Hlth. Care RB, (SPA: BNP Paribas), 1.88%, VRDN	$8,600,000	$8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, (SPA: National Australia Bank), 1.86%, VRDN	195,000	195,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, (LOC: Columbus B&T Co.), 1.91%, VRDN	17,835,000	17,835,000
Methodist Home for the Aging, (LOC: Colonial Bank), 3.24%, VRDN	6,000,000	6,000,000
California Statewide CDA RB, Ser. M, 1.80%, VRDN	21,300,000	21,300,000
Clackamas Cnty., OR Hlth. Facs. Auth. RB, Ser. 689, 1.84%, VRDN	4,933,500	4,933,500
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., (Gtd. by Columbus B&T Co.), 1.98%, VRDN	9,580,000	9,580,000
Dekalb Cnty., GA Hosp. Auth. RB, Dekalb Med. Ctr., Inc., Ser. A, 1.77%, VRDN	6,775,000	6,775,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr., (LOC: SunTrust Bank), 1.77%, VRDN	1,212,000	1,212,000
Fulton Cnty., GA Dev. Auth. RB:
Lovett Sch. Proj., 1.77%, VRDN	7,900,000	7,900,000
Westminster Sch., Inc. Proj., 1.77%, VRDN	9,000,000	9,000,000
Geneva City, AL Hlth. Care RB, (LOC: SouthTrust Bank), 1.91%, VRDN	2,667,000	2,667,000
Hamilton Cnty., OH Hosp. Facs. PFOTER, (LOC: Lloyds Bank), 1.86%, VRDN 144A	43,840,000	43,840,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 1.77%, VRDN	21,200,000	21,200,000
Huntsville, AL Hlth. Care Auth. Facs. RB, Ser. B, 4.65%, 6/1/2005	16,580,000	16,843,880
Illinois Dev. Fin. Auth. RB, Rest Haven, (LOC: FHLB), 2.18%, VRDN	5,532,000	5,532,000
Indiana Hlth. Facs. Hosp. RB, Ascension Hlth. Credit-B, 1.74%, VRDN	2,000,000	2,000,000
Kalamazoo, MI Hosp. Fin. Auth. RB, Bronson Methodist, (LOC: National City Bank), 1.81%, VRDN	8,300,000	8,300,000
Kentucky EDA Hosp. RB, St. Luke's Hosp., PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 1.86%, VRDN	520,000	520,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, (Liq.: Merrill Lynch & Co & Insd. by AMBAC), 1.30%, VRDN	9,780,000	9,780,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., (LOC: Bank One), 1.84%, VRDN	1,510,000	1,510,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., (LOC: Union Planters Bank), 1.86%, VRDN	3,860,000	3,860,000
Cenikor Foundation Proj., (LOC: Union Planters Bank), 1.86%, VRDN	3,185,000	3,185,000
Lowndes Cnty., GA Residential Care Facs. RB, So. Georgia Hlth. Alliance Proj., (LOC: Bank of America), 1.77%, VRDN	1,211,000	1,211,000
Massachusetts Hlth. and Edl. Facs. Auth. RB, Ser. 954, (Insd. by AMBAC), 1.80%, VRDN	9,470,000	9,470,000
Massachusetts Hlth. and Edl. Facs. Auth. RRB, Endicott College, Ser. D, 1.76%, VRDN	9,700,000	9,700,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., (SPA: WestLB AG), 1.86%, VRDN	19,695,000	19,695,000
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, (LOC: Bank of America), 1.82%, VRDN	1,600,000	1,600,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 1.81%, VRDN	5,000,000	5,000,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., (LOC: Regions Bank), 1.96%, VRDN	1,355,000	1,355,000
Montgomery Cnty., OH Healthcare RB, Windows Home Proj., (LOC: Key Bank), 1.84%, VRDN	3,565,000	3,565,000
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 1.84%, VRDN	4,050,000	4,050,000
Orange Cnty., FL Hlth. Facs. Auth. RB:
Ser. 170, (Liq.: Morgan Stanley), 1.86%, VRDN	1,400,000	1,400,000
Ser. 98-171, (Liq.: Morgan Stanley), 1.86%, VRDN	50,425,000	50,425,000
Palm Beach Cnty, FL Hlth. Facs. Auth. RB, Bethesda Healthcare Sys. Proj., 1.74%, VRDN	18,500,000	18,500,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC Lifespan Obl.:
Ser. 1999-69A, Class A, (Liq.: Bear Stearns & Co., Inc.), 1.96%, VRDN 144A	30,500,000	30,500,000
Ser. 1999-69B, Class A, (Liq.: Bear Stearns & Co., Inc.), 1.96%, VRDN	30,500,000	30,500,000
Russell, KY RB, (Liq.: Merrill Lynch & Co.), 1.91%, VRDN	5,995,000	5,995,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-68A, (Liq.: Bear Stearns & Co., Inc.), 1.96%, VRDN 144A	2,905,000	2,905,000
Santa Rosa Cnty., FL Hlth. Facs. Auth. RB, Baptist Hosp., Inc., (LOC: Bank of America), 1.77%, VRDN	8,215,000	8,215,000
South Central, PA Gen. Auth. RB, 1.91%, VRDN	1,745,000	1,745,000
Steuben Cnty., NY IDA RB:
Civic Facs. Corning Hosp. Ctr., 1.93%, VRDN	1,640,000	1,640,000
Civic Facs. Guthrie Corning, 1.93%, VRDN	2,700,000	2,700,000
Victoria Cnty., TX Hosp. RB, Ser. 959, (Insd. by AMBAC), 1.80%, VRDN	10,000,000	10,000,000

		432,739,380

[3]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing 26.6%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, (LOC: SunTrust Bank), 1.95%, VRDN	$6,355,000	$6,355,000
Alexandria, VA Redev. & Hsg. Auth. MHRB, 1.86%, VRDN	5,600,000	5,600,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 1.80%, VRDN	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, (LOC: Columbus B&T Co.), 1.86%, VRDN	16,000,000	16,000,000
Bank of New York Muni. Cert. Trust, (SPA: Bank of New York), 1.93%, VRDN	31,692,000	31,692,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Utsa Apts. Proj., (LOC: Heller Financial, Inc.), 1.95%, VRDN	11,110,000	11,110,000
California HFA MHRB, Ser. A, 1.77%, VRDN	48,360,000	48,360,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 1.95%, VRDN	1,500,000	1,500,000
Chicago, IL Hsg. Auth. Capital PFOTER, Ser. 576, 1.91%, VRDN 144A	4,500,000	4,500,000
Class B Revenue Bond, Cert. Trust, Ser. 2001-2, (Liq.: American International Group, Inc.), 2.51%, VRDN	16,300,000	16,300,000
Clipper Tax Exempt Trust COP:
Ser. 1997-1, (LOC: State Street Corp. & Insd. by GNMA), 1.96%, VRDN	4,295,000	4,295,000
Ser. 1999-2, 1.96%, VRDN	8,158,884	8,158,884
Ser. 1999-3, (LOC: State Street Corp. & Insd. by GNMA), 1.96%, VRDN	19,177,000	19,177,000
Ser. 2002-9, (LOC: State Street Corp. & Insd. by FSA), 1.96%, VRDN	30,475,000	30,475,000
Ser. 2003-10, (LOC: State Street Corp. & Insd. by FNMA), 1.93%, VRDN	4,432,830	4,432,830
Clipper, FL Tax Exempt Trust COP, Ser. 2001-1, (LOC: State Street Corp. & Insd. by FSA), 1.88%, VRDN	40,000	40,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Hsg. Huntington Apts. Proj., 1.85%, VRDN	6,155,000	6,155,000
Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. A, (LOC: SouthTrust Bank), 1.96%, VRDN	3,485,000	3,485,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, (SPA: Landesbank Hessen-Thüringen Girozentrale), 1.92%, VRDN	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar Bank), 1.94%, VRDN	2,870,000	2,870,000
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, (LOC: Bank of America & Insd. by GNMA), 1.23%, 4/1/2005	3,930,000	3,930,000
FHLMC, Ser. M001, Class A, 1.91%, VRDN	11,941,586	11,941,586
Greystone Tax Exempt COP, Sr. Cert. of Beneficial Ownership, (LOC: Bank of America), 2.01%, VRDN	6,265,000	6,265,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., (Liq.: American International Group, Inc.), 2.11%, VRDN	11,160,000	11,160,000
Pleasant Run Apt. Proj., (Liq.: American International Group, Inc.), 2.11%, VRDN	4,400,000	4,400,000
Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (SPA: Industrial Bank of Japan, Ltd.), 2.46%, VRDN	26,400,000	26,400,000
Ser. B, (SPA: Industrial Bank of Japan, Ltd.), 2.46%, VRDN	10,400,000	10,400,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, (Insd. by FHLMC), 1.75%, VRDN	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., (LOC: SunAmerica Bank), 2.48%, VRDN	8,309,000	8,309,000
Kenmore, NY Hsg. Auth. PFOTER, 1.78%, VRDN	40,000	40,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., (LOC: U.S. Bank Trust), 1.81%, VRDN	8,075,000	8,075,000
Macon, GA Trust Pooled Cert. RB:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.96%, VRDN	4,660,000	4,660,000
Ser. 1998-AA, (Insd. by AMBAC), 1.91%, VRDN	4,741,000	4,741,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RB, (LOC: SunTrust Bank), 1.77%, VRDN	283,000	283,000
Manitowoc Cnty., WI CDA RB, Great Lakes Training, Ser. A, 2.01%, VRDN	5,400,000	5,400,000
Massachusetts Dev. Fin. Agcy. PFOTER, (SPA: Merrill Lynch & Co.), 1.70%, 7/21/2005	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, (Liq.: FNMA), 1.84%, VRDN	3,800,000	3,800,000
Massachusetts Dev. Fin. Auth. PFOTER, 1.77%, VRDN	7,940,000	7,940,000
Massachusetts IFA RB, Cmnwlth. Avenue Proj., (LOC: Citizens Bank), 1.97%, VRDN	1,100,000	1,100,000
Metro. Govt. Nashville & Davidson, TN RRB, Hickory Trace Apts. Proj., (Liq.: FHLMC), 1.93%, VRDN	4,750,000	4,750,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek, (LOC: First Tennessee Bank), 1.95%, VRDN	5,000,000	5,000,000
[4]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Michigan Hsg. Dev. Auth. TX RB, 1.66%, VRDN	$4,000,000	$4,000,000
Minneapolis, MN MHRB, Stone Arch Apts., (Insd. by FHLB), 1.82%, VRDN 144A	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, (SPA: Danske Bank), 1.90%, VRDN	895,000	895,000
MuniMae Trust Ser. COP, Ser. 2002-1M, (SPA: Bayerische Landesbank & Insd. by MBIA), 1.87%, VRDN	20,410,000	20,410,000
Nebraska IFA MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust), 1.70%, VRDN	4,310,000	4,310,000
Bridgeport, (Liq.: American International Group, Inc.), 2.16%, VRDN	8,615,000	8,615,000
Housing Amberwood Apts., (LOC: Bank of America), 1.87%, VRDN	3,500,000	3,500,000
New Jersey Hsg. Mtge. PFOTER, 1.80%, VRDN	42,600,000	42,600,000
New Mexico Hsg. Auth. RB, Lease Purchase Program, (SPA: Societe Generale & Insd. by FHLMC), 1.81%, VRDN	9,000,000	9,000,000
New York HFA RB:
Ser. A, (Liq.: FNMA), 1.78%, VRDN	18,000,000	18,000,000
West 38, Ser. A, 1.78%, VRDN	22,800,000	22,800,000
West 43, (Liq.: FNMA), 1.78%, VRDN	11,700,000	11,700,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., (LOC: Key Bank), 1.84%, VRDN	1,315,000	1,315,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, (Insd. by FHLMC), 1.90%, VRDN	2,485,000	2,485,000
Orange Cnty., FL Hsg. Fin. Mtge. RB, Lee Vista Club Apts., Ser. A, 1.80%, VRDN	15,350,000	15,350,000
Oregon Hsg. and Cmnty. Svcs. Deposit SFHRB, Ser. D, 1.16%, 5/5/2005	12,800,000	12,800,000
Palm Beach Cnty., FL MHRB PFOTER, (Liq.: Merrill Lynch & Co.), 1.86%, VRDN	2,100,000	2,100,000
PFOTER:
(Liq.: Merrill Lynch & Co.), 1.82%, 3/1/2040	6,700,000	6,700,000
(Liq.: Merrill Lynch & Co.), 1.91%, VRDN	56,955,000	56,955,000
Class C, 1.91%, VRDN	4,000,000	4,000,000
Class D:
1.75%, 1/1/2032	21,000,000	21,000,000
1.82%, 9/29/2005	24,850,000	24,850,000
Class F, 1.75%, 7/21/2005	25,000,000	25,000,000
Philadelphia, PA Redev. Auth. MHRB, (Liq.: Merrill Lynch & Co.), 1.72%, 8/11/2005	8,000,000	8,000,000
Roaring Fork Muni. Products LLC RB, Ser. 2001-14, Class A, 1.91%, VRDN 144A	9,330,000	9,330,000
San Diego, CA MHRB, 1.80%, VRDN	27,230,000	27,230,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America), 1.87%, VRDN	5,000,000	5,000,000
Texas Dept. of Hsg. & Cmnty. Dev. MHRB, (Liq.: Merrill Lynch & Co.), 1.86%, 11/4/2004	17,270,000	17,270,000
Texas Dept. of Hsg. PFOTER, (Liq.: Merrill Lynch & Co.), 1.90%, VRDN	5,490,000	5,490,000
Texas Veterans Hsg. Assistance RB, 1.85%, VRDN	10,000,000	10,000,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., (LOC: Bank of America), 1.82%, VRDN	2,500,000	2,500,000
Washington MHRB:
Eaglepointe Apts., Ser. A, (Liq.: American International Group, Inc.), 2.16%, VRDN	4,840,000	4,840,000
Winterhill Apts., Ser. A, (Liq.: American International Group, Inc.), 2.16%, VRDN	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., (LOC: Marshall & Isley Bank), 1.85%, VRDN	4,850,000	4,850,000
Wyoming CDA MHRB, Mountain Side Apts., (Liq: American International Group, Inc.), 2.16%, VRDN	7,100,000	7,100,000

		818,195,300

Industrial Development Revenue 12.4%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus B&T Co.), 2.15%, VRDN	2,465,000	2,465,000
Alachua Cnty, FL IDRB, Florida Inds., Inc. Proj., (LOC: Bank of America), 1.82%, VRDN	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., (LOC: PNC Bank), 1.80%, VRDN	1,958,000	1,958,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., (SPA: Royal Bank of Scotland), 1.83%, VRDN	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., (LOC: Associated Bank), 2.05%, VRDN	1,250,000	1,250,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj.:
Ser. A, (LOC: Bank of America), 2.02%, VRDN	1,600,000	1,600,000
Ser. B, (LOC: Bank of America), 2.02%, VRDN	300,000	300,000
[5]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Botetourt Cnty., VA IDRB, Altec Inds. Proj., (LOC: AmSouth Bank), 1.92%, VRDN	$2,700,000	$2,700,000
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank), 2.06%, VRDN	900,000	900,000
Buncombe Cnty., NC Indl. Facs. & PCRB, Rich Mount, Inc. Proj., (SPA: Bank of Tokyo-Mitsubishi), 2.75%, VRDN	1,500,000	1,500,000
California Economic Dev. Fin. Auth. RB, Killion Inds. Proj., (LOC: Union Bank), 2.50%, VRDN	2,900,000	2,900,000
Capital Trust, FL Seminole Convention PFOTER, (Liq.: Merrill Lynch & Co.), 2.16%, VRDN	695,000	695,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 2.15%, VRDN	3,000,000	3,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle Bank), 1.93%, VRDN	1,125,000	1,125,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., (LOC: Branch Banking & Trust), 1.91%, VRDN	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., (LOC: Bank of America), 1.84%, VRDN	3,300,000	3,300,000
Colorado HFA EDRB, Super Vacuum Manufacturing Co. Proj., Ser. A, (LOC: Wells Fargo), 1.95%, VRDN	1,925,000	1,925,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., (LOC: PNC Bank), 1.92%, VRDN	4,050,000	4,050,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., (LOC: LaSalle Bank), 1.90%, VRDN	4,150,000	4,150,000
De Kalb Cnty., GA Dev. Auth. IDRB, Vimco Proj., (LOC: SouthTrust Bank), 2.01%, VRDN	1,650,000	1,650,000
Devils Lake, ND IDRB, Noodles by Leonardo, (LOC: U.S. Bank Trust), 2.12%, VRDN	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., (LOC: U.S. Bank Trust), 2.01%, VRDN	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus B&T Co.), 2.05%, VRDN	8,600,000	8,600,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 1.97%, VRDN	2,445,000	2,445,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank), 1.92%, VRDN	2,355,000	2,355,000
Four Season Hsg., Inc. Proj., (LOC: Key Bank), 1.89%, VRDN	2,200,000	2,200,000
Eutaw, AL IDRB, So. Fresh Aquaculture Proj., (LOC: AmSouth Bank), 2.01%, VRDN	5,530,000	5,530,000
Florence, AL IDRB, Die Tech, Inc. Proj., (LOC: SouthTrust Bank), 2.11%, VRDN	785,000	785,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., (LOC: Fifth Third Bank), 1.91%, VRDN	1,450,000	1,450,000
Gadsen, AL IDRB, Hickory Hills, (LOC: SouthTrust Bank), 1.96%, VRDN	1,795,000	1,795,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., (LOC: National City Bank), 1.94%, VRDN	1,280,000	1,280,000
Gwinnett Cnty., GA IDRB:
Color Image, Inc. Proj., (LOC: SouthTrust Bank), 2.01%, VRDN	2,725,000	2,725,000
Price Co., Inc. Proj., (LOC: Bank of America), 1.91%, VRDN	1,400,000	1,400,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank), 2.06%, VRDN	1,030,000	1,030,000
Haleyville, AL IDRB:
Briar-Garrett, (LOC: First Commercial Bank), 2.01%, VRDN	1,640,000	1,640,000
Charming Castle LLC Proj., (SPA: Canadian Imperial Bank), 2.06%, VRDN	673,000	673,000
Door Components LLC Proj., (SPA: Canadian Imperial Bank), 2.06%, VRDN	2,050,000	2,050,000
Winston Properties, Inc. Proj., (SPA: Canadian Imperial Bank), 2.01%, VRDN	2,600,000	2,600,000
Hamilton, AL IDRB, Quality Hsg. Proj., (SPA: Canadian Imperial Bank), 2.16%, VRDN	1,000,000	1,000,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America), 2.01%, VRDN	2,475,000	2,475,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank), 1.96%, VRDN	5,000,000	5,000,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Commercial Bank), 2.05%, VRDN	1,203,000	1,203,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank), 1.94%, VRDN	1,560,000	1,560,000
Hull, WI IDRB, (LOC: Associated Bank), 2.05%, VRDN	1,820,000	1,820,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., (LOC: First Commercial Bank), 2.06%, VRDN	3,075,000	3,075,000
Wright-X Technologym, Inc. Proj., (LOC: National City Bank), 1.94%, VRDN	1,620,000	1,620,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., (LOC: Bank One), 1.84%, VRDN	1,970,000	1,970,000
Iowa Fin. Auth. IDRB, Interwest Proj., (LOC: Bayerische Landesbank), 2.11%, VRDN	4,340,000	4,340,000
Jackson, TN IDRB, Gen. Cable Corp., (LOC: Chase Manhattan Bank), 1.87%, VRDN	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., (LOC: JPMorgan Chase & Co.), 1.92%, VRDN	2,300,000	2,300,000
Johnston Cnty., NC Indl. Facs. PCRB, Waltholm Group IV Proj., (LOC: SouthTrust Bank), 2.01%, VRDN	2,370,000	2,370,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn., (LOC: Bayerische Landesbank), 2.11%, VRDN	2,600,000	2,600,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank Trust), 1.97%, VRDN	1,435,000	1,435,000
[6]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, (LOC: Bank of America), 1.82%, VRDN	$1,960,000	$1,960,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., (Gtd. by Honeywell International, Inc.), 1.96%, VRDN	4,000,000	4,000,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: National City Bank), 1.89%, VRDN	3,100,000	3,100,000
Magnolia, AR IDRB, American Fuel Cell Proj., (SPA: Commerce de France), 2.12%, VRDN	1,755,000	1,755,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank Trust), 1.97%, VRDN	2,250,000	2,250,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., (LOC: Key Bank), 1.91%, VRDN	3,000,000	3,000,000
McLean Cnty., KY IDA RB, Smelter Svc. Corp. Proj., (LOC: Bank of America), 1.87%, VRDN	2,400,000	2,400,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, (LOC: First Tennessee Bank), 1.90%, VRDN	14,755,000	14,755,000
Miami-Dade Cnty., FL IDRB, Cigarette Racing Team Proj., (LOC: Bank of America), 1.82%, VRDN	2,800,000	2,800,000
Michigan Jobs Dev. Auth PCRB, Mazda Motor Manufacturing USA Corp., (SPA: Sumitomo Bank, Ltd.), 4.07%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.), 1.95%, VRDN	4,820,000	4,820,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, (LOC: First Bank), 1.97%, VRDN	1,705,000	1,705,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, (SPA: Societe Generale), 2.10%, VRDN	3,625,000	3,625,000
Mobile Cnty., AL IDRB, FGDI LLC Proj., (LOC: Bayerische Landesbank), 2.11%, VRDN	4,950,000	4,950,000
Moorhead, MN Solid Wst. Disposal RB, American Crystal Sugar, (LOC: Wells Fargo), 2.06%, VRDN	5,500,000	5,500,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Bank of America), 1.96%, VRDN	2,300,000	2,300,000
New Lisbon, WI IDRB, Leer LP Proj., (LOC: U.S. Bank Trust), 1.97%, VRDN	2,520,000	2,520,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., (LOC: U.S. Bank Trust), 1.87%, VRDN	2,805,000	2,805,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., (LOC: Bank of America), 1.82%, VRDN	2,425,000	2,425,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank), 2.05%, VRDN	2,335,000	2,335,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., (LOC: JPMorgan Chase & Co.), 1.77%, VRDN	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America), 2.01%, VRDN	1,855,000	1,855,000
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank), 1.85%, VRDN	2,360,000	2,360,000
Philadelphia, PA IDA RB, Allied Corp. Proj., (Gtd. by Honeywell International), 1.30%, 11/1/2004	490,000	490,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, (LOC: Bank of California), 3.00%, VRDN	3,425,000	3,425,000
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., (LOC: Key Bank), 2.01%, VRDN	1,250,000	1,250,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., (LOC: PNC Bank), 1.97%, VRDN	5,000,000	5,000,000
Plymouth, WI IDRB, Wisconsin Plastics Products, (LOC: Associated Bank), 2.05%, VRDN	1,390,000	1,390,000
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Proj., Ser. B, 1.84%, VRDN	8,700,000	8,700,000
Port Corpus Christi, TX Solid Wst. RB, Flint Hills Resources, Ser. A:
(Gtd. by Flint Resources), 2.09%, VRDN	9,000,000	9,000,000
(Gtd. by Flint Resources), 2.12%, VRDN	25,000,000	25,000,000
Portland, OR EDA RB, Broadway Proj., (LOC: Key Bank & Insd. by AMBAC), 1.79%, VRDN	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., (LOC: US Bank of Oregon), 1.98%, VRDN	1,700,000	1,700,000
Savannah, GA EDRB, GA Kaolin, Inc., (LOC: Bank of America), 1.82%, VRDN	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., (LOC: Associated Bank), 2.05%, VRDN	2,000,000	2,000,000
South Carolina Jobs EDA RB:
Compact Air Products LLC, (LOC: Key Bank), 1.91%, VRDN	2,895,000	2,895,000
Lorraine Linens Proj., (LOC: SouthTrust Bank), 2.01%, VRDN	1,950,000	1,950,000
Ortec, Inc. Proj., Ser. A, (LOC: Bank of America), 1.87%, VRDN	1,100,000	1,100,000
Ortec, Inc. Proj., Ser. B, (LOC: Bank of America), 1.87%, VRDN	2,500,000	2,500,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.), 1.95%, VRDN	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, (SPA: RBC Centura Bank & Insd. by AMBAC), 1.81%, VRDN	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., (LOC: U.S. Bank Trust), 1.97%, VRDN	2,250,000	2,250,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank), 2.06%, VRDN	1,570,000	1,570,000
[7]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
St. Charles Cnty., MO IDRB, Kuenz Heating & Sheet Metal, (LOC: U.S. Bank Trust), 2.07%, VRDN	$2,380,000	$2,380,000
Summit Cnty., UT IDRB, Hornes' Kimball Proj., Ser. 1985, (LOC: U.S. Bank Trust), 2.25%, VRDN	1,200,000	1,200,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., (SPA: Rabobank Neder), 2.01%, VRDN	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank), 2.00%, VRDN	4,000,000	4,000,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (SPA: Sumitomo Bank, Ltd.), 1.83%, VRDN	4,500,000	4,500,000
Union Cnty., AR Indl. Board PCRB, (Gtd. by GII, Inc.), 2.87%, VRDN	9,000,000	9,000,000
Vanderburgh Cnty., IN Indl. EDRB, Pyrotek, Inc. Proj., (LOC: Key Bank), 1.91%, VRDN	2,710,000	2,710,000
Wabash, IN EDRB, Martin Yale Inds. Proj., (LOC: Bank One), 1.92%, VRDN	2,700,000	2,700,000
Washington EDFA RB, Fletcher Proj., Ser. E, (Liq.: Washington Mutual Bank), 2.01%, VRDN	2,495,000	2,495,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., (LOC: Bank of America), 2.01%, VRDN	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame LLC, (LOC: Key Bank), 1.91%, VRDN	1,505,000	1,505,000
Webb, AL IDRB, Qualico Steel Proj., (LOC: SouthTrust Bank), 2.01%, VRDN	2,580,000	2,580,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, (Gtd. by Dow Chemical), 1.91%, VRDN	800,000	800,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, (LOC: Crestar Bank), 2.04%, VRDN	2,070,000	2,070,000
Ser. B, (LOC: Crestar Bank), 2.04%, VRDN	1,390,000	1,390,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., (LOC: Bank of the West), 2.08%, VRDN	4,380,000	4,380,000

		380,444,000

Lease 1.9%
ABN AMRO Chicago Corp. Leasetops RB, Master Trust I, Ser. 1997-1, (LOC: LaSalle Bank), 2.06%, VRDN 144A	3,264,013	3,264,013
ABN AMRO Leasetops Cert. Trust RB, Ser. 2000-2, (LOC: LaSalle Bank & SPA: FHA), 2.06%, VRDN 144A	5,807,817	5,807,817
Greystone, DE Muni. Lease COP, Ser. A, 1.93%, VRDN	355,000	355,000
Koch Floating Rate Trust RB, Weekly Cert., Ser. 2000-1, 2.01%, VRDN	23,850,821	23,850,821
MBIA Capital Corp. Grantor Trust Lease PFOTER, (SPA: Landesbank Hessen-Thuringen Girozentrale), 1.86%, VRDN	4,630,000	4,630,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 2.01%, VRDN 144A	5,100,816	5,100,816
Ser. 2002-1:
(Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 1.71%, VRDN 144A	4,451,683	4,451,683
(Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 2.01%, VRDN 144A	3,903,361	3,903,361
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank), 2.06%, VRDN	8,000,000	8,000,000

		59,363,511

Manufacturing 2.6%
Auburn, ME RB, Morin Brick Co. Proj., 1.77%, VRDN	6,525,000	6,525,000
Butler, WI Indl. Dev. RB, 1.84%, VRDN	1,730,000	1,730,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 1.87%, VRDN	6,000,000	6,000,000
Desto, TX IDA RRB, 1.81%, VRDN	7,050,000	7,050,000
Illinois Dev. Fin. Auth. PCRB, 1.74%, VRDN	5,500,000	5,500,000
McIntosh, AL Indl. Dev. RRB, Ciba Specialty Proj., Ser. D, 1.74%, VRDN	23,500,000	23,500,000
Miami-Dade Cnty., FL IDA RB, Tarmac America Proj., (LOC: Bank of America), 1.82%, VRDN	3,000,000	3,000,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 2.01%, VRDN	2,000,000	2,000,000
Pinellas Cnty., FL IDA RB, 1.87%, VRDN	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 1.95%, VRDN	6,250,000	6,250,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 2.06%, VRDN	1,000,000	1,000,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 1.87%, VRDN	3,400,000	3,400,000
Tuscaloosa Cnty., AL IDA RB, 1.85%, VRDN	6,600,000	6,600,000
Wisconsin Hsg. EDRRB, Zero Zone Inc. Proj., (LOC: U.S. Bank Trust), 1.82%, VRDN	3,420,000	3,420,000

		78,475,000

[8]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue 2.0%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: State Street Corp.), 1.88%, VRDN	$7,565,000	$7,565,000
Delaware Valley, PA Regl. Fin. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.81%, VRDN	1,800,000	1,800,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, (SPA: Allied Irish Bank), 1.76%, VRDN	9,485,000	9,485,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, (SPA: Allied Irish Bank), 1.79%, VRDN	5,440,000	5,440,000
Massachusetts Indl. Fin. Auth. IDRB, Portland Causeway Realty Trust Co., Ser. 1988, (LOC: Citibank), 1.90%, VRDN	700,000	700,000
Montgomery Cnty., MD EDRB, George Meany Ctr. For Labor, 1.77%, VRDN	5,500,000	5,500,000
Municipal Securities Pool Trust Receipts, (Insd. by MBIA), 1.90%, VRDN	7,740,000	7,740,000
New Jersey COP PFOTER, (SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.78%, VRDN	455,000	455,000
PFOTER, (Liq.: Merrill Lynch & Co. & SPA: FHA), 1.91%, VRDN	6,810,000	6,810,000
South Carolina Jobs EDA RB, Cmnty. YMCA Rock Hill Proj., 1.77%, VRDN	15,300,000	15,300,000

		60,795,000

Port Authority 0.2%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth Bank & Insd. by AMBAC), 1.87%, VRDN	7,340,000	7,340,000
Tuscaloosa Cnty., AL Port Auth. RB, (LOC: SouthTrust Bank), 1.81%, VRDN	142,000	142,000

		7,482,000

Resource Recovery 2.7%
Broward Cnty., FL Tax RB, Ser. A, 1.67%, 11/17/2004	19,587,000	19,587,000
Fairfax Cnty., VA EDA RRB, Ser. A, 5.75%, 2/1/2005	14,165,000	14,306,864
New Hampshire Business Fin. Auth. RB, Solid Wst. Disposal Wst. Mgmt. Inc. Proj., 2.90%, VRDN	5,000,000	5,000,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Proj., 1.92%, VRDN	10,635,000	10,635,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, (LOC: Bank One), 2.06%, VRDN	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (SPA: Bank of Tokyo-Mitsubishi, Ltd.), 2.16%, VRDN	5,000,000	5,000,000
Traill Cnty., ND Solid Wst. Disposal RB, American Crystal Sugar:
Ser. A, (LOC: Norwest Bank), 2.06%, VRDN	16,000,000	16,000,000
Ser. B, (LOC: Wells Fargo), 2.06%, VRDN	1,000,000	1,000,000
Ser. C, (LOC: Wells Fargo), 2.06%, VRDN	1,000,000	1,000,000

		83,528,864

Special Tax 4.0%
Chicago, IL Tax Increment RRB:
Ser. A, 1.90%, VRDN	10,070,000	10,070,000
Ser. B, 1.90%, VRDN	11,900,000	11,900,000
New York City, NY TFA RB, Ser. 3, 1.76%, VRDN	20,995,000	20,995,000
New York, NY TFA RB, (Insd. by AMBAC), 1.79%, VRDN	5,215,000	5,215,000
Texas TRAN, 3.00%, 8/31/2005	75,000,000	75,863,801

		124,043,801

Tobacco Revenue 1.7%
Badger Tobacco Asset Security Corp., WI PFOTER, Ser. 633, (SPA: Lloyds Bank), 1.90%, VRDN	4,825,000	4,825,000
Badger, WI Tobacco Asset Security Corp., PFOTER, (Liq.: Merrill Lynch & Co.), 1.40%, VRDN	4,520,000	4,520,000
Golden State Tobacco Securitization PFOTER, 1.78%, VRDN	16,000,000	16,000,000
New Jersey Tobacco Settlement Fin. Corp. PFOTER, (SPA: Merrill Lynch & Co.), 1.87%, VRDN	15,000,000	15,000,000
Tobacco Corp. Settlement, NY PFOTER, (LOC: Lloyds Bank), 1.85%, VRDN	1,125,000	1,125,000
Tobacco Settlement Fin. Corp., NY PFOTER:
1.78%, VRDN	5,000,000	5,000,000
(Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.78%, VRDN	5,910,000	5,910,000

		52,380,000

Transportation 2.8%
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, (Liq.: Morgan Stanley & Insd. by FGIC), 1.82%, VRDN	910,000	910,000
E 470 Pub. Hwy., CO PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by MBIA), 1.88%, VRDN	5,425,000	5,425,000
Massachusetts Bay Trans. Auth., Ser. 156, 1.77%, VRDN	23,600,000	23,600,000
[9]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Transportation continued
Metropolitan Trans. Auth. NY PFOTER, (SPA: Merrill Lynch & Co.), 1.79%, VRDN	$14,340,000	$14,340,000
Metropolitan Trans. Auth. NY RB, Class A, 1.78%, VRDN	6,015,000	6,015,000
Metropolitan Trans. Auth., NY PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 1.79%, VRDN	1,400,000	1,400,000
Metropolitan Trans. RRB, Ser. G-2, (Insd. by AMBAC), 1.71%, VRDN	2,730,000	2,730,000
New Jersey Turnpike Auth. RB, (Liq.: Merrill Lynch & Co. & Insd. by MBIA), 1.80%, VRDN	3,165,000	3,165,000
New York State Thruway Auth. Gen. MSTR, Ser. 66, 1.81%, VRDN	8,065,000	8,065,000
New York Thruway Auth. RB, 1.75%, VRDN	19,800,000	19,800,000

		85,450,000

Utility 3.5%
California PCRRB, Pacific Gas and Elec. Proj., (LOC: Bank One), 1.73%, VRDN	30,000,000	30,000,000
Carlton, WI PCRB, Pwr. & Light Proj., (Gtd. by Wisconsin Power & Light), 1.91%, VRDN	5,600,000	5,600,000
Carroll Cnty., KY Collateralized Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj., Ser. A, (Gtd. by Kentucky Utility), 1.91%, VRDN	8,700,000	8,700,000
City of Lakeland, FL Energy RB, Ser. A, (LOC: Toronto Dominion), 1.76%, VRDN	2,300,000	2,300,000
Delaware EDA RB, (Gtd. by Delmarva P&L), 2.10%, VRDN	2,900,000	2,900,000
Harris Cnty., TS Indl. Dev. Corp. RB, Ser. A, 1.80%, VRDN	27,300,000	27,300,000
Long Island Pwr. Auth. NY Elec. Sys. RB, (SPA: Merrill Lynch & Co.), 1.79%, VRDN	17,250,000	17,250,000
North Carolina Muni. Pwr. Agcy. PFOTER, (SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.15%, 1/20/2005	4,495,000	4,490,505
Sweetwater Cnty., WY Env. Impt. RB, Adjusted Pacificorp Proj., Ser. 1995, (LOC: Bank One), 1.80%, VRDN	1,800,000	1,800,000
West Palm Beach, FL Util. Sys. RB, Ser. 972, (Liq.: Morgan Stanley & Insd. by FGIC), 1.80%, VRDN	3,500,000	3,500,000
Whiting, IN Env. Facs. RB, BP Products North America Proj., 1.79%, VRDN	2,500,000	2,500,000

		106,340,505

Water & Sewer 2.1%
ABN AMRO Munitops Cert. Trust:
(Insd. by FSA), 1.80%, VRDN 144A	8,500,000	8,500,000
(Insd. by FSA), 1.82%, VRDN 144A	9,995,000	9,995,000
(Insd. by FSA), 1.87%, VRDN 144A	7,325,000	7,325,000
California Dept. Wtr. Resources Pwr. Supply RB, Ser. C-2, 1.75%, VRDN	15,130,000	15,130,000
City of Phoenix Civic Impt. Wtr. Sys. RB, 1.40%, 2/10/2005	7,000,000	7,000,000
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank of America), 1.87%, VRDN	4,000,000	4,000,000
Gulf Coast, TX Wst. Disp. Auth. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank of America), 1.87%, VRDN	3,500,000	3,500,000
Metropolitan Superior, CO Wtr. Dist. 1 RB, (SPA: BNP Paribas), 1.81%, VRDN	2,000,000	2,000,000
New York City, NY IDA RB, USA Wst. Svcs. NYC Proj., (LOC: JPMorgan Chase & Co.), 1.80%, VRDN	7,000,000	7,000,000
Niceville, FL Wtr. & Swr. RB, Ser. B, (LOC: Columbus B&T Co. & Insd. by AMBAC), 1.78%, VRDN	1,495,000	1,495,000

		65,945,000

Total Municipal Obligations (cost $2,956,049,861)		2,956,049,861

Total Investments (cost $3,078,549,861) 100.0%		3,078,549,861
Other Assets and Liabilities 0.0%		870,541

Net Assets 100.0%		$3,079,420,402

[10]

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IFA	Industrial Finance Agency
COP	Certificates of Participation	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDFA	Economic Development Finance Authority	MSTR	Municipal Securities Trust Receipt
EDRB	Economic Development Revenue Bond	MTC	Municipal Trust Certificate
EDRRB	Economic Development Refunding Revenue Bond	PFOTER	Puttable Floating Option Tax Exempt Receipts
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	PCRRB	Pollution Control Refunding Revenue Bond
FHLB	Federal Home Loan Bank	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificates
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	SPA	Security Purchase Agreement
HFA	Housing Finance Authority	TFA	Transitional Finance Authority
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Note
IDRB	Industrial Development Revenue Bond	VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[11]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
Capital Improvements 7.0%
Essex Cnty., NJ Impt. Auth. Lease RB, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 1.78%, VRDN	$5,995,000	$5,995,000
Hudson Cnty., NJ Impt. Auth. RB, (LOC: Bank of New York), 1.76%, VRDN	9,000,000	9,000,000

		14,995,000

Community Development District 3.6%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, (LOC: Zions First National Bank), 2.07%, VRDN	3,200,000	3,200,000
New Jersey EDA Indl. & EDRB:
East Meadow Corp. Proj., Ser. 1986-A, (Gtd. by UFJ Bank, Ltd.), 3.68%, VRDN	675,000	675,000
East Meadow Corp. Proj., Ser. 1986-B, (Gtd. by UFJ Bank, Ltd.), 3.68%, VRDN	3,870,000	3,870,000

		7,745,000

Education 13.5%
New Jersey EDA PFOTER, Ser. 572, (Liq.: Morgan Stanley & Insd. by AMBAC), 1.76%, VRDN	5,500,000	5,500,000
New Jersey Edl. Facs. Auth. RB:
(Gtd. by Citigroup Holdings), 1.79%, VRDN	2,495,000	2,495,000
(Gtd. by Societe Generale), 1.78%, VRDN	1,800,000	1,800,000
(Liq.: BNP Paribas & Insd. by MBIA), 1.78%, VRDN	6,080,000	6,080,000
(Liq.: Morgan Stanley), 1.80%, VRDN	2,000,000	2,000,000
AFL Quality, Inc. Proj., (LOC: Bank of America), 1.81%, VRDN	1,000,000	1,000,000
Alpha Associates & Avallone, (LOC: National Bank of Canada), 1.81%, VRDN	2,000,000	2,000,000
Port Newark Container LLC, (LOC: KBC Bank), 1.79%, VRDN	7,900,000	7,900,000

		28,775,000

General Obligation - Local 5.4%
Camden, NJ GO, 3.25%, 9/8/2005	11,475,000	11,614,219

General Obligation - State 7.1%
New Jersey Env. Infrastructure MSTR, (Liq.: JPMorgan Chase & Co.), 1.80%, VRDN	9,135,000	9,135,000
New Jersey GO, Ser. 1995 - CB1, (Liq.: JPMorgan Chase & Co.), 1.80%, VRDN	6,130,000	6,130,000

		15,265,000

Hospital 17.0%
New Jersey Edl. Facs. Auth. RB, Bayshore Health Proj., (LOC: KBC Bank), 1.73%, VRDN	3,455,000	3,455,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
PFOTER (SPA: Svenska Handelsbank & Insd. by AMBAC), 1.78%, VRDN	8,795,000	8,795,000
Wiley Mission Proj., (LOC: Commerce Bank), 1.76%, VRDN	2,770,000	2,770,000
New Jersey Hlth. Care Facs., PFOTER, (Liq.: Merrill Lynch & Co.), 1.81%, VRDN	700,000	700,000
New Jersey Hlth. Care Facs. RB:
(Liq.: Commerce Bank), 1.76%, VRDN	6,500,000	6,500,000
(Liq.: Morgan Stanley), 1.76%, VRDN	3,700,000	3,700,000
Salem Cnty., NJ Impt. Auth. RB, Friends Home Woodstown, Inc., (LOC: Bank of America), 1.75%, VRDN	10,440,000	10,440,000

		36,360,000

Housing 5.7%
Class B Revenue Bond Certificate Trust, Ser. 2001-1, (Gtd. by American International Group), 2.21%, VRDN	2,600,000	2,600,000
Manitowoc, WI CDA MHRB, Hsg. Great Lakes Training, Ser. A, (SPA: Bayerische Landesbank Hessen), 2.01%, VRDN	3,000,000	3,000,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER, (LOC: Landesbank Hessen & Insd. by MBIA), 1.82%, VRDN	300,000	300,000
Newark, NJ MHRB, (Liq.: Merrill Lynch & Co.), 1.90%, VRDN	2,940,000	2,940,000
PFOTER:
(Liq.: Merrill Lynch & Co.), 1.84%, VRDN	1,300,000	1,300,000
(Liq.: Merrill Lynch & Co.), 1.91%, VRDN	2,000,000	2,000,000

		12,140,000

[1]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue 10.3%
Frankfort, IN EDRB, General Seating America Proj., (SPA: Mizuho Bank, Ltd.), 4.00%, VRDN	$1,355,000	$1,355,000
Logan, UT IDRB, Scientific Tech, Inc., (LOC: Bank of the West), 2.06%, VRDN	1,900,000	1,900,000
McIntosh Cnty., AL IDRB, Ciba Specialty Proj., (Gtd. by Ciba Specialty Proj.), 1.74%, VRDN	300,000	300,000
New Jersey EDA RB:
(Liq.: Citibank & Insd. by MBIA), 1.79%, VRDN	10,000,000	10,000,000
El Dorado Terminals Proj. B, (LOC: SunTrust Banks), 1.71%, VRDN	5,100,000	5,100,000
Hoben Investors Proj., (LOC: Valley National Bank), 1.91%, VRDN	1,720,000	1,720,000
Intl. Processing Corp. Proj., (LOC: Bank of America), 1.82%, VRDN	1,650,000	1,650,000

		22,025,000

Miscellaneous Revenue 0.4%
Port Bellingham Cnty., WA IDRB, BP plc, (Gtd. by BP plc), 1.79%, VRDN	300,000	300,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., (Gtd. by Total SA), 1.82%, VRDN	500,000	500,000

		800,000

Resource Recovery 3.0%
Washington Cnty., PA IDRB, America Oxide Co. Proj., (LOC: Bank One), 2.16%, VRDN	6,500,000	6,500,000

Sales Tax 1.2%
New York City, NY City TFA, (Liq.: BNP Paribas), 1.79%, VRDN	2,585,000	2,585,000

Tobacco Revenue 3.5%
Tobacco Settlement Fin. Corp. of NJ PFOTER, (Liq.: Merrill Lynch & Co.), 1.90%, VRDN	4,600,000	4,600,000
Tobacco Settlement Fin. Corp. of NY PFOTER, (Liq.: Merrill Lynch & Co.), 1.85%, VRDN	2,870,000	2,870,000

		7,470,000

Transportation 15.5%
New Jersey Tpke. Auth. RB:
Ser. C-1, (LOC: WestLB AG), 1.75%, VRDN	6,000,000	6,000,000
Ser. C-2, (LOC: Dexia Credit Local), 1.75%, VRDN	3,400,000	3,400,000
New Jersey Trans. Auth, (LOC: Dexia Credit Local & Insd. by FGIC), 1.78%, VRDN	8,800,000	8,800,000
New Jersey Trans. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.80%, VRDN	2,185,000	2,185,000
New Jersey Trans. Trust Fund Auth. MTC, Ser. 2001-1, (Liq.: Commerzbank AG), 2.26%, VRDN	12,745,000	12,745,000

		33,130,000

Utility 6.7%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., (Gtd. by Wisconsin Power & Light), 1.91%, VRDN	1,200,000	1,200,000
Clark Cnty., NV IDRB, Nevada Cogen Associates, (LOC: ABN AMRO Bank), 1.81%, VRDN	600,000	600,000
Mobile, AL IDRB, Alabama Pwr. Co., Barry Plant Proj., (Gtd. by Alabama Pwr. Co.), 1.81%, VRDN	650,000	650,000
New Jersey EDA RB:
Bayonne Impt. Proj., Ser. A, (LOC: SunTrust Banks), 1.71%, VRDN	2,300,000	2,300,000
Bayonne Impt. Proj., Ser. B, (LOC: SunTrust Banks), 1.71%, VRDN	1,420,000	1,420,000
Bayonne Impt. Proj., Ser. C, (LOC: SunTrust Banks), 1.71%, VRDN	8,130,000	8,130,000

		14,300,000

Total Investments (cost $213,704,219) 99.9%		213,704,219
Other Assets and Liabilities 0.1%		223,342

Net Assets 100.0%		$213,927,561

[2]

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MSTR	Municipal Securities Trust Receipt
CDA	Community Development Authority	MTC	Municipal Trust Certificates
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	PFOTER	Puttable Floating Option Tax Exempt Receipt
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Security Purchase Agreement
LOC	Letter of Credit	TFA	Transitional Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.	VRDN	Variable Rate Demand Note
MHRB	Multifamily Housing Revenue Bond

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of October 31, 2004:

New Jersey	85.6%
Pennsylvania	3.0%
New York	2.6%
Wisconsin	2.0%
Colorado	1.5%
Utah	0.9%
Indiana	0.6%
Alabama	0.4%
Nevada	0.3%
Texas	0.2%
Washington	0.1%
Non-state specific	2.8%

100.0%

[3]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 0.4%
Water & Sewer 0.4%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, 3.40%, 11/9/2004 (cost $1,500,000)	$1,500,000	$1,500,000

MUNICIPAL OBLIGATIONS 99.4%
Capital Improvements 1.7%
Metro. Trans. Auth. NY Service Contract RB, Ser 916, (Liq.: Morgan Stanley Dean Witter), 1.78%, VRDN	3,600,000	3,600,000
New York, NY TFA RB:
Ser. 154, (Liq.: Salomon Smith Barney), 1.78%, VRDN	500,000	500,000
Ser. 362, (Liq.: Morgan Stanley Dean Witter), 1.82%, VRDN	2,667,500	2,667,500

		6,767,500

Community Development District 11.6%
Nassau Cnty., NY Indl. Dev. Agcy. RB, PFOTER, (SPA: Merrill Lynch & Co., Inc.), 1.86%, VRDN	32,500,000	32,500,000
New York City, NY Indl. Dev. Agcy. RB, (LOC: Bank of America), 1.77%, VRDN	5,000,000	5,000,000
Oneida Indian Nation, NY RB, (LOC: Key Bank), 1.78%, VRDN	5,300,000	5,300,000
Seneca Cnty., NY IDA RB, Kids Peace Natl. Centers Proj., (LOC: Key Bank), 1.84%, VRDN	2,175,000	2,175,000

		44,975,000

Education 6.9%
Dutchess Cnty., NY Indl. Dev. Agcy. RB, (LOC: Allied Irish Bank plc), 1.76%, VRDN	2,000,000	2,000,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., (LOC: Fulton Bank), 1.91%, VRDN	2,500,000	2,500,000
New Jersey Edl. Facs. Auth. RB, Ser. 981, (Liq.: Morgan Stanley Dean Witter), 1.80%, VRDN	5,000,000	5,000,000
New York Dorm. Auth. RB:
(Liq.: JPMorgan Chase Bank & Insd. by MBIA), 1.78%, VRDN	1,000,000	1,000,000
City Univ. Fac. Muni. Trust & Cert.:
Ser. A, (SPA: Commerzbank AG & Insd. by FGIC), 2.26%, VRDN	4,895,000	4,895,000
Ser. B, (SPA: Commerzbank AG & Insd. by FGIC), 2.26%, VRDN	3,945,000	3,945,000
Ser. 310, (Liq.: Morgan Stanley Dean Witter), 1.78%, VRDN	2,245,000	2,245,000
Ser. 341, (Liq.: Morgan Stanley Dean Witter), 1.78%, VRDN	3,495,000	3,495,000
New York, NY IDA Civic Fac. RB, Abraham Joshua Heschel Proj., (LOC: Allied Irish Bank plc), 1.80%, VRDN	1,505,000	1,505,000

		26,585,000

General Obligation - Local 4.8%
New York, NY GO:
Sub. Ser. E-4, (LOC: State Street Bank), 1.68%, VRDN	2,700,000	2,700,000
(SPA: Merrill Lynch & Co., Inc.), 1.83%, VRDN	4,195,000	4,195,000
Sub Ser. A-5, (LOC: HSBC Bank), 1.78%, VRDN	9,050,000	9,050,000
Sub Ser. H-8, (LOC: West LB AG), 1.74%, VRDN	2,675,000	2,675,000

		18,620,000

General Obligation - State 1.4%
California Economic Recovery GO, Ser. C-2, (SPA: Bank of America), 1.70%, VRDN	3,500,000	3,500,000
California MSTR, (Liq.: JPMorgan Chase Bank & Insd. by MBIA), 1.76%, VRDN	2,000,000	2,000,000

		5,500,000

Hospital 9.7%
Camden Cnty., NJ Impt. Auth. RB, (LOC: Commerce Bank), 1.86%, VRDN	3,000,000	3,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic RB, Templeton Foundation Proj., (LOC: Key Bank), 1.84%, VRDN	800,000	800,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., (LOC: M&T Bank), 1.83%, VRDN	4,660,000	4,660,000
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, United Church of Christ Proj., (LOC: M&T Bank), 1.79%, VRDN	1,000,000	1,000,000
New York Dorm. Auth. RB, Mental Hlth Svcs. Facs.:
(SPA: Dexia Credit), 1.75%, VRDN	19,875,000	19,875,000
Ser. 340, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 1.82%, VRDN	3,982,500	3,982,500
[1]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Otsego Cnty., NY Indl. Dev. Agcy., Templeton Foundation Proj., Ser. A, (LOC: Key Bank), 1.84%, VRDN	$3,625,000	$3,625,000
Philadelphia, PA Auth. IDRB, Fox Chase Cancer Center Proj., (LOC: JPMorgan Chase Bank), 1.74%, VRDN	700,000	700,000

		37,642,500

Housing 11.3%
Albany, NY Hsg. Auth. Private Acct. RB, Historic Bleecker Terrace, (LOC: Key Bank), 1.80%, VRDN	814,000	814,000
Battery Park City Auth. NY Hsg. RB, Marina Towers Tender Corp., Ser. B, (LOC: Sumitomo Bank), 1.87%, VRDN	7,215,000	7,215,000
California Hsg. Fin. Agcy. RB, Ser. U, (Liq.: Dexia Credit), 1.76%, VRDN	2,900,000	2,900,000
Class B Revenue Bond Cert. Trust, Ser. 2001-1, (Gtd. by American International Group, Inc.), 2.21%, VRDN	6,700,000	6,700,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER, (LOC: Landesbank & Insd. by MBIA), 1.82%, VRDN	3,200,000	3,200,000
New York City, NY Hsg. Dev. Corp. RB, Ser. A, (Liq: FNMA), 1.77%, VRDN	9,000,000	9,000,000
New York HFA RB, Ser. A, (Liq: FNMA), 1.78%, VRDN	2,100,000	2,100,000
New York HFA RRB, New York City Hlth. Facs., Ser. A, 6.375%, VRDN	2,000,000	2,000,000
New York, NY Hsg. Dev. Corp. MHRB, West 55th St. Proj., (LOC: Bayerische Hypotheken), 1.84%, VRDN	5,000,000	5,000,000
PFOTER, (SPA: Merrill Lynch & Co., Inc.), 1.91%, VRDN	3,010,000	3,010,000
Simi Valley, CA Multifamily Hsg. PFOTER, (LOC: Danske Bank), 1.78%, VRDN	2,050,000	2,050,000

		43,989,000

Industrial Development Revenue 1.7%
Chenango Cnty., NY IDA RB, Baillie Lumber, Ser. A, (LOC: Citizens Bank), 1.90%, VRDN	4,151,000	4,151,000
New Hampshire Business Fin. Auth. Solid Wst. Disposal Waste Management, Inc., (LOC: Wachovia Bank), 2.90%, VRDN	500,000	500,000
Washington Cnty., PA IDA RRB, 2.16%, VRDN	2,000,000	2,000,000

		6,651,000

Manufacturing 8.2%
California EDA IDRB, Plating Works, Inc. Proj., (LOC: Union Bank of California), 2.77%, VRDN	2,630,000	2,630,000
Columbia Cnty., NY Indl. Dev. Agcy. RB, (Gtd. by AGMT-Kaz, Inc.), 1.80%, VRDN	4,340,000	4,340,000
Erie Cnty., NY Indl. Dev. Agcy. IDRB, The Colad Group, Inc.:
Ser. A, (LOC: JPMorgan Chase Bank), 1.82%, VRDN	1,405,000	1,405,000
Ser. B, (LOC: JPMorgan Chase Bank), 1.85%, VRDN	320,000	320,000
Frankfort, IN EDRB, Gen. Seating American Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.65%, VRDN	875,000	875,000
McIntosh, AL Indl. Dev. Board Env. RRB:
1.74%, VRDN	1,400,000	1,400,000
CIBC Specialty, Ser. E, 1.77%, VRDN	4,500,000	4,500,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, (LOC: Bank of America), 1.80%, VRDN	3,810,000	3,810,000
New York, NY IDA RB, Contractors Sheet Metals, (LOC: Citibank), 1.87%, VRDN	1,960,000	1,960,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj., Ser. A, (LOC: U.S. Bank), 1.91%, VRDN	4,230,000	4,230,000
Puerto Rico, Med. & Env. PCRB, (Gtd. by Becton Dickenson & Co.), 1.35%, VRDN	2,100,000	2,100,000
Rockland Cnty., NY IDA RB, MIC Tech., Ser. A, (LOC: Bank of America), 1.90%, VRDN	1,000,000	1,000,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
Sunwize Tech., Inc., Ser. A, (LOC: HSBC Bank USA), 1.90%, VRDN	1,850,000	1,850,000
Zumtobel Staff Proj., Ser. A, (LOC: Creditanstalt-Bank), 1.91%, VRDN	1,500,000	1,500,000

		31,920,000

Miscellaneous Revenue 5.3%
Municipal Secs. Trust RRB, Class A, Ser. 7000, 1.81%, VRDN	4,995,000	4,995,000
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Co. Proj., 1.82%, VRDN	14,925,000	14,925,000
Will Cnty., IL Exempt Facs. RB, 1.79%, VRDN	500,000	500,000

		20,420,000

[2]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Power 0.3%
New York Energy Research & Dev. Auth. PCRB, Ser. E & G, (LOC: JPMorgan Chase Bank), 1.08%, VRDN	$1,000,000	$1,000,000

Special Tax 6.4%
New York, NY Transitional RRB, Ser. 3, 1.74%, VRDN	25,000,000	25,000,000

Tobacco Revenue 3.0%
Monroe Tobacco Asset Security Corp., NY RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 1.87%, VRDN	6,865,000	6,865,000
New York, NY Tobacco Trust RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 1.87%, VRDN	3,900,000	3,900,000
Tobacco Settlement Financing Corp., NY PFOTER, (SPA: Merrill Lynch & Co., Inc.), 1.85%, VRDN	1,005,000	1,005,000

		11,770,000

Transportation 14.2%
Foothill/Eastern Trans. Corrid RB, (SPA: Merrill Lynch & Co., Inc.), 1.83%, VRDN	3,670,000	3,670,000
Metro. Trans. NY RB:
Class A (LOC: Citibank), 1.78%, VRDN	10,000,000	10,000,000
Sub. Ser. A3, (SPA: Depfa Bank plc), 1.75%, VRDN	10,000,000	10,000,000
New York Thruway Auth. Gen. RB:
MSTR, (SPA: Societe Generale), 1.77%, VRDN	21,150,000	21,150,000
(Liq.: Morgan Stanley Dean Witter), 1.82%, VRDN	8,492,500	8,492,500
Puerto Rico Cmnwlth. Hwy & Trans. Auth. RB, Ser. 771, (Liq.: Morgan Stanley Dean Witter), 1.85%, VRDN	2,015,000	2,015,000

		55,327,500

Utility 2.3%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., (Gtd. by Wisconsin Pwr. & Light), 1.91%, VRDN	1,000,000	1,000,000
Long Island Power Auth., NY Elec. PFOTER, (SPA: Merrill Lynch & Co., Inc.), 1.78%, VRDN	4,000,000	4,000,000
Mobile, AL Indl. Dev. Board RB, 1.81%, VRDN	4,100,000	4,100,000

		9,100,000

Water & Sewer 10.6%
New York Env. Facs., ROC, (Liq: Citibank), 1.78%, VRDN	6,000,000	6,000,000
New York, NY Hsg. Dev. Corp. RB, Ser. C, (LOC: Key Bank), 1.79%, VRDN	11,500,000	11,500,000
New York, NY Muni. Wtr. Fin. RB, Class A, (Liq: Citibank), 1.78%, VRDN	23,540,000	23,540,000

		41,040,000

Total Municipal Obligations (cost $386,307,500)		386,307,500

Total Investments (cost $387,807,500) 99.8%		387,807,500
Other Assets and Liabilities 0.2%		692,674

Net Assets 100.0%		$388,500,174

[3]

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)

Summary of Abbreviations
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipt
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FNMA	Federal National Mortgage Association	PFOTER	Puttable Floating Option Tax Exempt Receipt
GO	General Obligation	RB	Revenue Bond
HFA	Housing Finance Authority	ROC	Reset Option Certificate
IDA	Industrial Development Authority	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Security Purchase Agreement
LOC	Letter of Credit	TFA	Transitional Finance Authority
		VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

At October 31, 2004, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Annual Rate of Fixed Payments Made by the Fund	Payment Frequency
6/1/2005	Bank of America	Waste Management, Inc.	$500,000	0.46%	Quarterly

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of October 31, 2004:

New York	82.7%
California	4.4%
Texas	3.9%
New Jersey	3.0%
Alabama	2.6%
Pennsylvania	1.6%
Puerto Rico	1.1%
Wisconsin	0.3%
Indiana	0.2%
Illinois	0.1%
New Hampshire	0.1%

100.0%

[4]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 2.1%
Water & Sewer 2.1%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, (SPA: Sumitomo Mitsui Banking Corp.), 3.40%, 11/9/2004 (cost $2,800,000)	$2,800,000	$2,800,000

MUNICIPAL OBLIGATIONS 97.7%
Airport 2.8%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, (Insd. by AMBAC), 5.50%, 1/1/2005	580,000	583,668
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. P-1, (Liq.: Bank of America & Insd. by FGIC), 1.91%, VRDN	2,000,000	2,000,000
Philadelphia, PA Arpt. RB MSTR, (SPA: Societe Generale & Insd. by FGIC), 1.85%, VRDN	1,200,000	1,200,000

		3,783,668

Community Development District 6.3%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co., Ser. 1991, (LOC: JPMorgan Chase & Co.), 1.78%, VRDN	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc., (LOC: Fulton Bank), 1.96%, VRDN	2,200,000	2,200,000
Denver, CO Urban Renewal Auth. Tax Increment RRB, Downtown Denver, Ser. A, (LOC: Zions First National Bank), 2.07%, VRDN	890,000	890,000
Pennsylvania Econ. Dev. Fin. Auth. EDRB, Donald Bernstein Proj., Ser. C-5, (LOC: PNC Bank), 1.87%, VRDN	2,700,000	2,700,000
Philadelphia, PA Auth. IDRB, 1100 Walnut Associates Proj., (LOC: PNC Bank), 1.65%, VRDN	1,800,000	1,800,000

		8,590,000

Education 9.5%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, (SPA: ABN AMRO Bank & Insd. by FGIC), 1.81%, VRDN
	5,000,000	5,000,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., (LOC: National City Bank), 1.84%, VRDN	2,820,000	2,820,000
Midway, CA Sch. Dist COP, Ser. 2000, (Liq.: Union Bank of California), 1.92%, VRDN	1,480,000	1,480,000
New Jersey EDA RB, Ser. 572, (Liq.: Morgan Stanley & Insd. by AMBAC), 1.76%, VRDN	500,000	500,000
Pennsylvania Higher Edl. Facs. Auth. Hosp. RB, Ser. 802, (Insd. by Merrill Lynch & Co., Inc.), 1.86%, VRDN
	1,600,000	1,600,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A, (LOC: Allied Irish Bank plc), 1.77%, VRDN	1,085,000	1,085,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, (Liq.: Morgan Stanley & Insd. by MBIA), 1.82%, VRDN	440,000	440,000

		12,925,000

General Obligation — Local 2.2%
Erie Cnty., PA GO, (Insd. by MBIA), 1.78%, VRDN	3,000,000	3,000,000

General Obligation — State 1.6%
Pennsylvania GO MSTR, (LOC: JPMorgan Chase & Co.), 1.81%, VRDN	2,245,000	2,245,000

Hospital 8.9%
Butler Cnty., PA IDA RB, Concordia Lutheran, Ser. C, (Insd. by Radian & Liq.: Bank of America), 1.80%, VRDN	2,000,000	2,000,000
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., (LOC: Fulton Bank), 1.91%, VRDN	2,000,000	2,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC), 1.30%, 11/4/2004	350,000	350,000
Philadelphia, PA Auth. IDRB, Inglis House Proj., (LOC: JPMorgan Chase & Co.), 1.90%, 1/7/2005	5,000,000	5,000,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children's Hosp. Proj., Ser. D, (Insd. by WestLB AG), 1.74%, VRDN	2,700,000	2,700,000

		12,050,000

Housing 5.8%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, (Gtd. by American International Group), 2.21%, VRDN	2,648,000	2,648,000
Pennsylvania HFA PFOTER FRN, (Insd. by HVB Group), 1.25%, 1/6/2005	1,145,000	1,145,297
PFOTER, Class I, (Liq.: Merrill Lynch & Co., Inc.), 1.91%, VRDN	1,560,000	1,560,000
Philadelphia, PA Redev. Auth. MHRB, (Liq.: Merrill Lynch & Co., Inc.), 1.72%, 8/11/2005	2,490,000
		2,490,000

		7,843,297

[1]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue 35.6%
Butler Cnty., PA IDA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, (LOC: JPMorgan Chase & Co.), 1.87%, VRDN	$3,000,000	$3,000,000
Ser. 1992-B, (LOC: JPMorgan Chase & Co.), 1.87%, VRDN	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991-A, (LOC: JPMorgan Chase & Co.), 1.77%, VRDN	1,000,000	1,000,000
Chester Cnty., PA IDA IDRB, KAC III Realty Corp. Proj., Ser. A, (LOC: PNC Bank), 1.92%, VRDN	2,550,000	2,550,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., (LOC: PNC Bank), 1.92%, VRDN	3,145,000	3,145,000
Franconia Township, PA IDA RB, Asher's Chocolates Proj., Ser. A, (LOC: Mellon Bank), 2.01%, VRDN	3,000,000	3,000,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., (LOC: Bank of America), 1.82%, VRDN	2,500,000	2,500,000
Lancaster, PA IDA RB:
Davco Family Proj., Class A, (LOC: Fulton Bank), 1.96%, VRDN	1,645,000	1,645,000
Ris Paper Co. Proj., (LOC: PNC Bank), 1.92%, VRDN	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, (LOC: AllFirst Bank), 2.01%, VRDN	865,000	865,000
Pennsylvania Econ. Dev. Fin. Auth. EDRB:
Ser. G-6, (LOC: PNC Bank), 1.87%, VRDN	1,050,000	1,050,000
Ser. G-12, (LOC: PNC Bank), 1.87%, VRDN	800,000	800,000
Computer Components Proj., Ser. G-3, (LOC: PNC Bank), 1.87%, VRDN	900,000	900,000
EPT Associates Proj., Ser. B-5, (LOC: PNC Bank), 1.87%, VRDN	1,000,000	1,000,000
Fitzpatrick Container Corp., Ser. A-1, (LOC: PNC Bank), 1.87%, VRDN	3,200,000	3,200,000
Ganflec Corp. Proj., Ser. E, (LOC: PNC Bank), 1.87%, VRDN	2,100,000	2,100,000
Johnston Welding & Fabric, Ser. B-1, (LOC: PNC Bank), 1.87%, VRDN	900,000	900,000
O'Neill Family LLC, Ser. B-8, (LOC: PNC Bank), 1.87%, VRDN	2,200,000	2,200,000
Pennsylvania Econ. Dev. Fin. Auth. RB:
Ser. A-1, (LOC: PNC Bank), 1.87%, VRDN	800,000	800,000
Ser. B-1, (LOC: PNC Bank), 1.87%, VRDN	1,300,000	1,300,000
Ser. B-2, (LOC: PNC Bank), 1.87%, VRDN	1,000,000	1,000,000
First Street Partners Proj., Ser. H-4, (LOC: PNC Bank), 1.87%, VRDN	1,400,000	1,400,000
Hamill Manufacturing Co. Proj., Ser. H-6, (LOC: PNC Bank), 1.87%, VRDN	1,200,000	1,200,000
Savicor Associates LP:
Ser. H-3, (LOC: PNC Bank), 1.87%, VRDN	1,200,000	1,200,000
Ser. H-10, (LOC: PNC Bank), 1.87%, VRDN	1,300,000	1,300,000
Philadelphia, PA IDRB, Allied Corp. Proj., (Gtd. by Honeywell International), 1.30%, 11/1/2004	490,000	490,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., (Gtd. by Honeywell International), 1.30%, 11/1/2004	1,010,000	1,010,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., (Insd. by TOTAL SA), 1.82%, VRDN	400,000	400,000
Washington Cnty., PA IDA RB, Engineered Products, Inc. Proj., Ser. A, (LOC: Citizens Bank), 1.87%, VRDN	640,000	640,000
Westmoreland Cnty., PA IDA RB, White Consolidated Industries, Inc., (SPA: Bank of Nova Scotia), 1.27%, 12/1/2004	5,100,000	5,100,000

		48,260,000

Port Authority 1.5%
Pennsylvania Econ. Dev. Fin. Auth. EDRB, Port of Pittsburgh, Ser. G-10, (LOC: PNC Bank), 1.87%, VRDN	2,000,000	2,000,000

Resource Recovery 5.4%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc., (LOC: Wachovia Bank), 2.90%, 6/1/2005	500,000	500,000
Pennsylvania Econ. Dev. Fin. Auth. IDRB, Babcock & Wilcox Co., Ser. A-2, (LOC: PNC Bank), 2.02%, VRDN	4,550,000	4,550,000
Washington Cnty., PA IDA Solid Wst. Disposal RB, America Iron Oxide Co. Proj., (Insd. by Bank One), 2.16%, VRDN	2,200,000	2,200,000

		7,250,000

[2]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Special Tax 1.0%
Norristown, PA TAN & RAN, 1.50%, 12/30/2004	$750,000	$750,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, (LOC: Citigroup & Insd. by FGIC), 1.80%, VRDN	675,000	675,000

		1,425,000

Tobacco Revenue 1.8%
Tobacco Settlement Fin. Corp., NY, (Liq.: Merrill Lynch & Co., Inc.), 1.85%, VRDN	2,460,000	2,460,000

Transportation 1.0%
New York Thruway Auth. Gen. RB, (SPA: Societe Generale), 1.77%, VRDN	100,000	100,000
Pennsylvania Turnpike Commission RB, Ser. Q, (SPA: WestLB AG), 1.75%, VRDN	1,200,000	1,200,000

		1,300,000

Utility 2.1%
Carlton, WI PCRB, Wisconsin Power & Light Proj., (Gtd. by Wisconsin Power & Light), 1.91%, VRDN	1,800,000	1,800,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc., (LOC: RaboBank Nederland), 1.60%, VRDN	835,000	835,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., (LOC: Bank One), 1.80%, VRDN	200,000	200,000

		2,835,000

Water & Sewer 12.2%
Philadelphia, PA Wtr. & Wstwtr. RB, Facs. MTC, Ser. 1999-1, (LOC: Commerzbank AG & Insd. by AMBAC), 2.26%, VRDN	15,495,000	15,495,000
Pittsburgh, PA Wtr. & Swr. Auth. RB, Ser. 346, (Liq.: Morgan Stanley), 1.82%, VRDN	995,000	995,000

		16,490,000

Total Municipal Obligations (cost $132,456,965)		132,456,965

Total Investments (cost $135,256,965) 99.8%		135,256,965
Other Assets and Liabilities 0.2%		232,061

Net Assets 100.0%		$135,489,026

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipt
EDA	Economic Development Authority	MTC	Municipal Trust Certificate
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Puttable Floating Option Tax Exempt Receipt
FRN	Floating Rate Note	RAN	Revenue Anticipation Note
GO	General Obligation	RB	Revenue Bond
HFA	Housing Finance Authority	ROC	Reset Option Certificate
IDA	Industrial Development Authority	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Security Purchase Agreement
IDRRB	Industrial Development Refunding Revenue Bond	TAN	Tax Anticipation Note
LOC	Letter of Credit	VRDN	Variable Rate Demand Note
MBIA	Municipal Bond Investors Assurance Corp.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

[3]

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)

At October 31, 2004, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Annual Rate of Fixed Payments Made by the Fund	Payment Frequency
6/1/2005	Bank of America	Waste Management, Inc.	$500,000	0.46%	quarterly

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The following table shows the percent of total investments by geographic location as of October 31, 2004:

Pennsylvania	88.7%
New York	1.9%
Wisconsin	1.3%
California	1.1%
Colorado	0.7%
New Hampshire	0.4%
New Jersey	0.4%
Texas	0.3%
Wyoming	0.1%
Non-state specific	5.1%

100.0%

[4]

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 21.0%
U.S. Treasury Notes:
1.125%, 6/30/2005	$75,000,000	$74,603,935
1.25%, 5/31/2005	50,000,000	49,846,260
1.50%, 7/31/2005	35,000,000	34,866,699
1.625%, 3/31/2005	50,000,000	50,055,339
1.625%, 4/30/2005	50,000,000	50,064,592
1.625%, 9/30/2005	105,000,000	104,486,301
1.75%, 12/31/2004	50,000,000	50,021,954
2.00%, 8/31/2005	50,000,000	49,990,429
2.125%, 10/31/2004	100,000,000	100,000,000
6.50%, 8/15/2005	25,000,000	25,846,584
6.75%, 5/15/2005	50,000,000	51,380,374

Total U.S. Treasury Obligations (cost $641,162,467)		641,162,467

REPURCHASE AGREEMENTS* 77.3%
ABN Amro, Inc., Avg. rate of 1.75%, dated 10/25/2004, maturing 11/1/2004, maturity value $120,040,733 (1)**	120,000,000	120,000,000
Bank of America Corp., Avg. rate of 1.73%, dated 10/25/2004, maturing 11/1/2004, maturity value $120,040,467 (2)**	120,000,000	120,000,000
Barclays DeZeote Wedd Securities, 1.77%, dated 10/29/2004, maturing 11/1/2004, maturity value $160,023,600 (3)	160,000,000	160,000,000
Credit Suisse First Boston Corp., Avg. rate of 1.73%, dated 10/25/2004, maturing 11/1/2004, maturity value $70,023,742 (4)**	70,000,000	70,000,000
Deutsche Bank AG, Avg. rate of 1.75%, dated 10/25/2004, maturing 11/1/2004, maturity value $200,068,000 (5)**	200,000,000	200,000,000
Greenwich Capital Markets, Avg. rate of 1.73%, dated 10/25/2004, maturing 11/1/2004, maturity value $120,040,400 (6)**	120,000,000	120,000,000
JPMorgan Chase & Co., Avg. rate of 1.73%, dated 10/25/2004, maturing 11/1/2004, maturity value $120,040,267 (7)**	120,000,000	120,000,000
Lehman Brothers, Inc., Avg. rate of 1.74%, dated 10/25/2004, maturing 11/1/2004, maturity value $120,040,500 (8)**	120,000,000	120,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.72%, dated 10/29/2004, maturing 11/1/2004, maturity value $120,017,200 (9)	120,000,000	120,000,000
Morgan Stanley & Co., Avg. rate of 1.74%, dated 10/25/2004, maturing 11/1/2004, maturity value $120,040,667 (10)**	120,000,000	120,000,000
RBC Dain Rauscher, Avg. rate of 1.73%, dated 10/25/2004, maturing 11/1/2004, maturity value $120,040,367 (11)**	120,000,000	120,000,000
Salomon Smith Barney, Inc., Avg. rate of 1.79%, dated 10/25/2004, maturing 11/1/2004, maturity value $200,069,778 (12)**	200,000,000	200,000,000
Societe Generale:
1.75%, dated 10/29/2004, maturing 11/1/2004, maturity value $192,421,145 (13)	192,393,088	192,393,088
1.82%, dated 10/29/2004, maturing 11/1/2004, maturity value $180,027,300 (14)	180,000,000	180,000,000
UBS Securities LLC:
1.79%, dated 10/29/2004, maturing 11/1/2004, maturity value $180,026,850 (15)	180,000,000	180,000,000
1.83%, dated 10/29/2004, maturing 11/1/2004, maturity value $100,015,250 (16)	100,000,000	100,000,000
WestLB AG, Avg. rate of 1.74%, dated 10/25/2004, maturing 11/1/2004, maturity value $120,065,146 (17)**	120,000,000	120,000,000

Total Repurchase Agreements (cost $2,362,393,088)		2,362,393,088

TIME DEPOSIT 1.6%
Credit Suisse First Boston Corp., 1.45%, 5/5/2005 (cost $50,000,000)	50,000,000	50,000,000

Total Investments (cost $3,053,555,555) 99.9%		3,053,555,555
Other Assets and Liabilities 0.1%		1,874,661

Net Assets 100.0%		$3,055,430,216

[1]

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued
October 31, 2004 (unaudited)

*	Collateralized by:
(1)	$122,904,000 U.S. Treasury Bills, 0.00%, 1/13/2005 to 1/20/2005; value is $122,400,935.
(2)	$119,255,000 STRIPS, 0.00%, 5/15/2021; value is $52,003,528. $50,617,000 U.S. Treasury Bond, 8.125%, 8/15/2019; value including accrued interest is $70,397,066.
(3)	$164,706,000 U.S. Treasury Bill, 0.00%, 4/7/2005; value is $163,200,587.
(4)	$48,035,000 U.S. Treasury Bond, 3.625%, 4/15/2028; value including accrued interest is $71,406,502.
(5)	$205,602,000 U.S. Treasury Bill, 0.00%, 3/17/2005; value is $204,000,360.
(6)	$114,970,000 U.S. Treasury Note, 1.875%, 7/15/2013; value including accrued interest is $122,400,021.
(7)	$117,100,000 U.S. Treasury Notes, 3.875% to 4.00%, 5/15/2009 to 6/15/2009; value including accrued interest is $122,403,845.
(8)	$162,584,471 STRIPS, 0.00%, 11/15/2005 to 8/15/2026; value is $122,404,092.
(9)	$122,010,000 U.S. Treasury Note, 3.375%, 10/15/2009; value including accrued interest is $122,401,413.
(10)	$111,985,000 U.S. Treasury Bond, 5.50%, 8/15/2028; value including accrued interest is $122,400,640.
(11)	$65,188,000 U.S. Treasury Bonds, 7.50% to 8.125%, 11/15/2016 to 8/15/2019; value including accrued interest is $89,376,014. $26,890,000 U.S. Treasury Notes, 1.625% to 5.75%, 2/28/2006 to 8/15/2010; value including accrued interest is $27,348,765. $11,700,000 STRIPS, 0.00%, 8/15/2019; value is $5,675,670.
(12)	$254,433,346 GNMA, 6.00%, 11/15/2033; value including accrued interest is $204,000,000.
(13)	$187,410,000 U.S. Treasury Bills, 0.00%, 12/30/2004; value is $186,825,281. $8,823,000 U.S. Treasury Notes, 1.925% to 6.625%, 12/31/5 to 5/15/2007; value including accrued interest is $9,415,982.
(14)	$471,361,784 GNMA, 5.00% to 6.50%, 8/15/2019 to 3/15/2033; value including accrued interest is $183,676,120.
(15)	$180,795,000 U.S. Treasury Note, 3.50%, 8/15/2009; value including accrued interest is $183,603,305.
(16)	$158,507,686 GNMA, 4.25% to 9.50%, 3/15/2014 to 8/20/2034; value including accrued interest is $102,003,649.
(17)	$15,638,000 U.S. Treasury Notes, 1.625% to 2.00%, 12/30/2004 to 1/31/2005; value including accrued interest is $15,746,222. $85,500,000 U.S. Treasury Bonds, 6.25% to 8.125%, 5/15/2021 to 8/15/2023; value including accrued interest is $106,653,982.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.
Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[2]

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 88.7%
FAMC:
1.74%, 11/24/2004 +	$29,500,000	$29,467,771
1.78%, 12/9/2004 +	25,000,000	24,953,820
1.80%, 11/23/2004 +	50,000,000	49,945,917
1.82%, 11/22/2004 +	35,000,000	34,963,454
FFCB, FRN, 1.73%, 11/1/2004	50,000,000	50,000,000
FHLB:
1.55%, 5/6/2005	25,000,000	25,000,000
1.58%, 5/10/2005	25,000,000	25,000,000
1.62%, 11/5/2004	25,000,000	24,995,500
1.70%, 10/17/2005	2,900,000	2,878,617
1.79%, 11/17/2004 +	50,000,000	49,960,889
FRN:
1.80%, 12/15/2004	42,500,000	42,497,550
1.92%, 11/12/2004	50,000,000	50,000,000
FHLMC:
1.84%, 11/23/2004 +	35,000,000	34,961,294
2.50%, 11/2/2005	30,000,000	30,000,000
2.875%, 9/15/2005	15,000,000	15,068,589
FRN, 1.90%, 7/28/2005	50,000,000	50,000,000
FNMA:
1.75%, 12/1/2004 +	25,000,000	24,964,167
1.81%, 11/22/2004 +	79,025,000	78,942,823
1.82%, 11/17/2004 +	50,000,000	49,960,222
1.87%, 12/1/2004 +	50,000,000	49,923,333
1.87%, 12/22/2004 +	62,420,000	62,256,945
1.98%, 12/29/2004 +	25,000,000	24,921,861
2.04%, 1/3/2005 +	24,000,000	23,916,000
FRN:
1.58%, 11/11/2004	150,000,000	149,985,307
1.84%, 11/29/2004	100,000,000	99,960,596
2.28%, 12/15/2004	35,000,000	35,000,000
MTN, 2.32%, 9/12/2005	15,000,000	15,000,000

Total U.S. Government & Agency Obligations (cost $1,154,524,655)		1,154,524,655

REPURCHASE AGREEMENT * 11.3%
Deutsche Bank, 1.84%, dated 10/29/2004, maturing 11/1/2004, maturity value $147,681,846
(cost $147,659,205)	147,659,205	147,659,205

Total Investments (cost $1,302,183,860) 100.0%		1,302,183,860
Other Assets and Liabilities 0.0%		(197,761)

Net Assets 100.0%		$1,301,986,099

[1]

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS
October 31, 2004 (unaudited)
+	Zero coupon bond, rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MTN	Medium Term Note
*
Collateralized by:
$68,327,000 FHLMC, 2.81% to 4.50%, 02/02/2006 to 01/15/2014, value including accrued interest is $69,184,614;
$46,261,000 FNMA, 0.00% to 4.25%, 04/13/2005 to 08/30/2007, value including accrued interest is $46,825,249;
$34,530,000 FHLB, 2.50%, 03/15/2006, value including accrued interest is $34,603,050.

On October 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

[2]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: /s/ Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro Dennis H. Ferro, Principal Executive Officer

Date: December 29, 2004

By: /s/ Carol A. Kosel Carol A. Kosel Principal Financial Officer

Date: December 29, 2004